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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       February 28, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

February 28, 2010

2010 Semiannual Report

Money Market Funds

Money market funds seek to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in them. Investments are not insured or guaranteed by the FDIC or any other government entity.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2010 Semiannual Report   1

Holdings Summaries

Government Obligations Fund

 Portfolio Allocation as of February 28, 20101(% of net assets)

Repurchase Agreements	49.7%
U.S. Government Agency Obligations	45.4
FDIC Insured Corporate Notes	4.3
U.S. Treasury Obligation	0.6

100.0%

Prime Obligations Fund

 Portfolio Allocation as of February 28, 20101(% of net assets)

Commercial Paper	30.9%
Certificates of Deposit	22.8
Repurchase Agreements	16.7
U.S. Government Agency Obligations	12.0
Corporate Notes	8.1
FDIC Insured Corporate Notes	3.1
Money Market Funds	2.3
Time Deposits	2.0
Master Note	1.7
U.S. Treasury Obligation	0.4

100.0%

Tax Free Obligations Fund

 Portfolio Allocation as of February 28, 20101,3 (% of net assets)

Variable Rate Demand Notes – Weekly	76.4%
Variable Rate Demand Notes – Daily	7.4
Commercial Paper & Put Bonds	5.3
Taxable Overnight Agency Discount Notes	2.4
Other Municipal Notes & Bonds	5.7
Other Assets and Liabilities, Net[2]	2.8

100.0%

Treasury Obligations Fund

 Portfolio Allocation as of February 28, 20101(% of net assets)

Repurchase Agreements	57.3%
U.S. Treasury Obligations	41.6
FDIC Insured Corporate Notes	1.1

100.0%

U.S. Treasury Money Market Fund

 Portfolio Allocation as of February 28, 20101(% of net assets)

U.S. Treasury Obligations	100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically compromise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

2   First American Funds 2010 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply on Class B or Class C shares of Prime Obligations Fund); and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Government Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/09 to
	Value (9/01/09)	Value (2/28/10)	2/28/10)

Class A Actual[2]	$1,000.00	$1,000.00	$1.44

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45

Class D Actual[2]	$1,000.00	$1,000.00	$1.44

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45

Class Y Actual[2]	$1,000.00	$1,000.00	$1.44

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45

Class Z Actual[2]	$1,000.00	$1,000.30	$1.14

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$1.39

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.40

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.29%, 0.29%, 0.29%, 0.23%, and 0.28% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2010 of 0.00%, 0.00%, 0.00%, 0.03%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

First American Funds 2010 Semiannual Report   3

Expense Examples

 Prime Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/09 to
	Value (9/01/09)	Value (2/28/10)	2/28/10)

Class A Actual[2]	$1,000.00	$1,000.00	$1.74

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76

Class B Actual[2]	$1,000.00	$1,000.00	$1.74

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76

Class C Actual[2]	$1,000.00	$1,000.00	$1.74

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76

Class D Actual[2]	$1,000.00	$1,000.00	$1.74

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76

Class I Actual[2]	$1,000.00	$1,000.00	$1.79

Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$1.81

Class Y Actual[2]	$1,000.00	$1,000.00	$1.74

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76

Class Z Actual[2]	$1,000.00	$1,000.60	$1.14

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15

Institutional Investor Class Actual[2]	$1,000.00	$1,000.20	$1.59

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.35%, 0.35%, 0.35%, 0.35%, 0.36%, 0.35%, 0.23%, and 0.32% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2010 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.06%, and 0.02% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

 Tax Free Obligations Fund

		Ending Account	Expenses Paid During
	Beginning Account	Value (2/28/10)	Period[3] (9/01/09 to
	Value (9/01/09)		2/28/10)

Class A Actual[4]	$1,000.00	$1,000.00	$1.29

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30

Class D Actual[4]	$1,000.00	$1,000.00	$1.29

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30

Class Y Actual[4]	$1,000.00	$1,000.00	$1.29

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30

Class Z Actual[4]	$1,000.00	$1,000.10	$1.14

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$1.19

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.26%, 0.26%, 0.26%, 0.23%, and 0.24% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 28, 2010 of 0.00%, 0.00%, 0.00%, 0.01%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4   First American Funds 2010 Semiannual Report

 Treasury Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/09 to
	Value (9/01/09)	Value (2/28/10)	2/28/10)

Class A Actual[2]	$1,000.00	$1,000.00	$0.89

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

Class D Actual[2]	$1,000.00	$1,000.00	$0.89

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

Class Y Actual[2]	$1,000.00	$1,000.00	$0.89

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

Class Z Actual[2]	$1,000.00	$1,000.00	$0.89

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.84

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Reserve Class Actual[2]	$1,000.00	$1,000.00	$0.89

Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.18%, 0.18%, 0.18%, 0.18%, 0.17%, and 0.18% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2010 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

 U.S. Treasury Money Market Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (9/01/09 to
	Value (9/01/09)	Value (2/28/10)	2/28/10)

Class A Actual[4]	$1,000.00	$1,000.00	$0.55

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55

Class D Actual[4]	$1,000.00	$1,000.00	$0.55

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55

Class Y Actual[4]	$1,000.00	$1,000.00	$0.55

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55

Class Z Actual[4]	$1,000.00	$1,000.00	$0.60

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.55

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.11%, 0.11%, 0.11%, 0.12%, and 0.11% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 28, 2010 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

First American Funds 2010 Semiannual Report   5

Schedule of Investments  February 28, 2010 (unaudited), all dollars rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE>

U.S. Government Agency Obligations – 45.4%
U.S. Agency Debentures – 45.4%
Federal Farm Credit Bank
0.350%, 04/01/2010 Δ	$149,100	$149,007
0.169%, 04/03/2010 Δ	150,000	149,987
0.810%, 05/18/2010 Δ	50,000	50,073
Federal Home Loan Bank
0.800%, 03/01/2010 Δ	158,000	157,999
0.520%, 03/01/2010 Δ	50,000	50,000
0.760%, 03/01/2010 Δ	200,000	200,000
0.320%, 03/01/2010 Δ	49,750	49,750
1.050%, 03/05/2010	175,925	175,924
0.128%, 03/07/2010 Δ	150,000	149,923
0.138%, 03/12/2010 Δ	50,000	49,971
1.100%, 03/16/2010	75,000	74,997
0.134%, 03/20/2010 Δ	100,000	99,958
0.136%, 03/29/2010 Δ	95,000	94,952
0.900%, 04/07/2010	75,000	74,995
0.151%, 04/14/2010 Δ	125,000	124,990
0.875%, 04/15/2010	9,000	9,002
0.800%, 04/23/2010	99,250	99,250
0.820%, 04/28/2010	50,000	49,998
0.800%, 04/30/2010	100,000	100,000
0.059%, 05/08/2010 Δ	200,000	200,000
0.070%, 05/17/2010 Δ	99,500	99,486
0.101%, 05/20/2010 Δ	74,500	74,493
3.000%, 06/11/2010	70,000	70,494
0.540%, 06/22/2010	100,000	100,042
0.430%, 10/05/2010	75,000	75,057
0.500%, 10/18/2010	75,000	75,000
0.500%, 10/18/2010	50,000	50,043
0.375%, 10/26/2010	25,000	25,002
0.500%, 10/28/2010	100,000	100,000
0.500%, 10/29/2010	50,000	50,049
0.450%, 03/04/2011	100,000	100,000
0.500%, 03/07/2011	100,000	100,000
Federal Home Loan Mortgage Corporation
0.235%, 03/03/2010 Δ	340,000	340,036
0.147%, 03/15/2010 ¤	44,416	44,413
0.390%, 03/16/2010 ¤	189,489	189,458
0.240%, 03/22/2010 ¤	100,000	99,986
0.250%, 04/05/2010 ¤	60,000	59,985
0.230%, 04/06/2010 ¤	150,000	149,966
0.049%, 04/12/2010 Δ	275,000	275,000
0.151%, 04/12/2010 Δ	152,600	152,600
0.130%, 04/26/2010 ¤	70,000	69,986
2.875%, 04/30/2010	20,000	20,073
0.140%, 05/03/2010 ¤	34,436	34,428
0.150%, 06/07/2010 ¤	120,000	119,951
0.200%, 07/23/2010 ¤	100,000	99,920
5.125%, 08/23/2010	240,000	245,419
0.210%, 08/24/2010 ¤	126,135	126,006
0.296%, 08/31/2010 ¤	23,393	23,361
0.230%, 09/01/2010 ¤	100,000	99,882
1.450%, 09/10/2010	50,168	50,487
0.240%, 09/14/2010 ¤	50,000	49,934
0.250%, 09/21/2010 ¤	82,918	82,801
0.250%, 09/28/2010 ¤	50,000	49,926
0.265%, 10/26/2010 ¤	98,000	97,828
0.270%, 10/27/2010 ¤	75,000	74,865
0.305%, 11/09/2010 ¤	167,852	167,492
0.330%, 11/16/2010 ¤	150,000	149,643
Federal National Mortgage Association
0.138%, 03/11/2010 Δ	75,000	74,945
0.230%, 04/09/2010 ¤	100,000	99,975
0.141%, 04/13/2010 Δ	245,000	244,991
2.375%, 05/20/2010	68,142	68,413
0.210%, 06/23/2010 ¤	75,000	74,950
0.150%, 06/28/2010 ¤	90,000	89,955
0.200%, 08/02/2010 ¤	50,231	50,188
0.205%, 08/11/2010 ¤	104,956	104,859
0.220%, 09/01/2010 ¤	95,000	94,893
0.340%, 10/12/2010 ¤	150,000	149,681
2.875%, 10/12/2010	47,559	48,325
0.250%, 10/18/2010 ¤	100,000	99,840
0.380%, 10/25/2010 ¤	75,000	74,812
0.300%, 11/15/2010 ¤	50,000	49,891

Total U.S. Government Agency Obligations
(Cost $7,229,606)		7,229,606

FDIC Insured Corporate Notes Δ – 4.3%
Bank of America
0.299%, 04/29/2010	300,000	300,000
General Electric Capital
0.657%, 03/09/2010	150,000	150,000
0.300%, 04/08/2010	100,000	100,000
Regions Bank
0.655%, 03/11/2010	125,000	125,000

Total FDIC Insured Corporate Notes
(Cost $675,000)		675,000

U.S. Treasury Obligation – 0.6%
United States Treasury Note
1.250%, 11/30/2010
(Cost $100,607)	100,000	100,607

Repurchase Agreements – 49.7%
BankAmerica Securities
0.110%, dated 02/28/2010, matures 03/01/2010, repurchase price $658,370 (Collateralized by U.S. Treasury Obligations: Total market value $671,532)	658,364	658,364
BNP Paribas Securities Corp.
0.100%, dated 02/28/2010, matures 03/01/2010, repurchase price $3,300,028 (Collateralized by U.S. Treasury Obligations: Total market value $3,366,000)	3,300,000	3,300,000
Credit Suisse Securities USA LLC
0.110%, dated 02/28/2010, matures 03/01/2010, repurchase price $600,006 (Collateralized by U.S. Treasury Obligations: Total market value $612,006)	600,000	600,000
Goldman Sachs & Co.
0.110%, dated 02/28/2010, matures 03/01/2010, repurchase price $2,500,023 (Collateralized by U.S. Treasury Obligations: Total market value $2,550,000)	2,500,000	2,500,000
HSBC Securities USA Inc.
0.110%, dated 02/28/2010, matures 03/01/2010, repurchase price $500,005 (Collateralized by U.S. Treasury Obligations: Total market value $510,001)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

6   First American Funds 2010 Semiannual Report

Government Obligations Fund (concluded)
DESCRIPTION	PAR	VALUE>

UBS Securities
0.100%, dated 02/28/2010, matures 03/01/2010, repurchase price $350,003 (Collateralized by U.S. Treasury Obligations: Total market value $357,004)	$350,000	$350,000

Total Repurchase Agreements
(Cost $7,908,364)		7,908,364

Total Investments ▲ – 100.0%
(Cost $15,913,577)		15,913,577

Other Assets and Liabilities, Net – 0.0%		4,359

Total Net Assets – 100.0%		$15,917,936

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2010. The date shown is the next reset date.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▲	On February 28, 2010, the cost of investments for federal income tax purposes was approximately $15,913,577. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Prime Obligations Fund
DESCRIPTION	PAR	VALUE>

Commercial Paper – 30.9%
Asset- Backed ■ – 15.1%
Atlantic Asset Securitization
0.160%, 03/08/2010	$50,000	$49,998
0.160%, 03/09/2010	75,000	74,997
0.160%, 03/19/2010	75,000	74,994
Barton Capital
0.120%, 03/01/2010	57,865	57,865
0.150%, 03/02/2010	30,004	30,004
0.150%, 03/04/2010	60,000	59,999
0.190%, 03/08/2010	50,000	49,998
0.160%, 04/05/2010	25,000	24,996
0.170%, 04/07/2010	24,000	23,996
Bryant Park Funding
0.150%, 03/09/2010	60,000	59,998
0.160%, 03/15/2010	50,000	49,997
0.150%, 03/25/2010	40,000	39,996
Chariot Funding
0.150%, 03/04/2010	31,770	31,770
0.150%, 03/09/2010	51,004	51,002
0.150%, 03/11/2010	25,000	24,999
Fairway Finance
0.200%, 03/11/2010	103,143	103,136
0.160%, 03/22/2010	25,000	24,998
0.180%, 04/06/2010	19,443	19,440
0.180%, 04/08/2010	33,609	33,603
0.170%, 04/13/2010	100,000	99,980
0.170%, 04/13/2010	50,000	49,990
0.180%, 04/14/2010	50,000	49,989
0.180%, 04/15/2010	20,551	20,546
Falcon Asset Securitization
0.150%, 03/01/2010	25,000	25,000
0.150%, 03/08/2010	51,000	50,999
0.190%, 05/21/2010	51,000	50,978
Liberty Street Funding
0.150%, 03/01/2010	40,000	40,000
0.150%, 03/01/2010	50,000	50,000
0.200%, 03/01/2010	25,000	25,000
0.200%, 03/09/2010	100,000	99,996
0.170%, 04/05/2010	20,000	19,997
0.180%, 04/21/2010	50,000	49,987
0.180%, 04/26/2010	20,000	19,994
0.180%, 04/26/2010	40,000	39,989
Old Line Funding
0.190%, 03/02/2010	50,089	50,089
0.150%, 03/03/2010	14,490	14,490
0.170%, 03/03/2010	65,476	65,475
0.150%, 03/08/2010	44,354	44,353
0.190%, 03/10/2010	33,143	33,141
0.150%, 03/15/2010	22,018	22,017
0.180%, 04/05/2010	45,120	45,112
0.190%, 04/05/2010	20,013	20,009
0.180%, 04/13/2010	50,000	49,989
0.180%, 05/14/2010	47,767	47,749
Ranger Funding
0.180%, 03/01/2010	40,000	40,000
Sheffield Receivables
0.150%, 03/04/2010	50,000	49,999
0.150%, 03/11/2010	45,000	44,998
0.160%, 03/16/2010	50,000	49,997
0.160%, 03/17/2010	70,000	69,995
0.170%, 04/06/2010	29,418	29,413
0.190%, 04/07/2010	50,000	49,990
0.190%, 04/09/2010	40,000	39,992
0.190%, 04/16/2010	65,000	64,984

First American Funds 2010 Semiannual Report   7

Schedule of Investments  February 28, 2010 (unaudited), all dollars rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE>

Starbird Funding
0.150%, 03/08/2010	$40,000	$39,999
0.150%, 03/10/2010	70,000	69,997
0.150%, 03/15/2010	50,000	49,997
0.180%, 04/05/2010	25,000	24,996
0.175%, 04/19/2010	50,000	49,988
0.170%, 05/13/2010	50,000	49,983
Straight-A Funding
0.180%, 03/01/2010	25,000	25,000
0.180%, 03/01/2010	25,000	25,000
0.170%, 04/01/2010	30,000	29,996
0.170%, 04/12/2010	50,000	49,990
0.170%, 04/19/2010	20,000	19,995
0.170%, 04/22/2010	30,000	29,993
0.170%, 04/26/2010	50,049	50,036
0.170%, 05/03/2010	100,000	99,970
0.180%, 05/03/2010	50,000	49,984
0.190%, 05/10/2010	90,000	89,967
0.190%, 05/10/2010	25,859	25,849
Thames Asset Global Securitization
0.240%, 03/08/2010	25,000	24,999
0.170%, 03/18/2010	37,869	37,866
0.200%, 03/18/2010	30,713	30,710
0.200%, 04/07/2010	25,289	25,284
0.190%, 04/19/2010	28,065	28,058
Thunder Bay Funding
0.170%, 03/03/2010	52,513	52,513
0.180%, 04/05/2010	32,630	32,624
0.180%, 04/06/2010	34,309	34,303
0.180%, 04/20/2010	50,000	49,988
Windmill Funding
0.200%, 04/05/2010	50,000	49,990
0.190%, 04/07/2010	33,845	33,838
0.170%, 04/08/2010	50,000	49,991

		3,640,927

Non Asset-Backed – 15.8%
Allianz Finance
0.160%, 03/10/2010	23,900	23,899
0.170%, 04/06/2010	59,400	59,390
Australia and New Zealand Banking Group
0.254%, 03/26/2010 Δ	97,500	97,500
0.160%, 04/15/2010	77,500	77,484
Banco Bilbao Vizcaya Argentina SA/London
0.215%, 03/03/2010 ■	75,000	74,999
0.320%, 04/14/2010 ■	100,000	99,961
0.315%, 04/19/2010 ■	50,000	49,979
0.320%, 04/21/2010 ■	50,000	49,977
0.300%, 07/16/2010 ■	75,000	74,914
Bank of Montreal
0.160%, 03/01/2010	100,000	100,000
BNP Paribas Finance
0.100%, 03/01/2010	100,000	100,000
Credit Aricole NA
0.355%, 09/13/2010	50,000	49,903
Danske
0.165%, 03/12/2010 ■	50,000	49,997
0.170%, 03/22/2010 ■	100,000	99,990
0.190%, 04/06/2010 ■	100,000	99,981
0.200%, 04/15/2010 ■	75,000	74,981
0.265%, 07/13/2010 ■	125,000	124,877
Deutsche Bank Financial
0.100%, 03/01/2010	275,000	275,000
0.270%, 07/28/2010	75,000	74,916
0.290%, 08/11/2010	75,000	74,902
HSBC USA
0.240%, 04/08/2010	50,000	49,987
ING (US) Funding
0.360%, 03/03/2010	75,000	74,999
0.170%, 03/22/2010	40,000	39,996
0.320%, 03/26/2010	55,000	54,988
0.300%, 04/29/2010	55,000	54,973
0.280%, 07/26/2010	58,250	58,183
0.300%, 07/28/2010	75,000	74,907
0.315%, 08/02/2010	50,000	49,933
0.315%, 08/03/2010	20,000	19,973
KBC Financial Products International
0.390%, 04/06/2010	100,000	99,961
National Australia Funding/DE
0.180%, 04/08/2010 ■	150,000	149,972
Rabobank USA
0.100%, 03/01/2010	175,000	175,000
0.330%, 03/10/2010	50,000	49,996
Santander Central Hispano
0.320%, 08/12/2010	75,000	74,891
Societe Generale NA
0.370%, 03/01/2010	75,000	75,000
0.250%, 03/15/2010	30,000	29,997
0.230%, 04/12/2010	20,000	19,995
0.210%, 04/30/2010	40,000	39,986
0.210%, 05/27/2010	30,000	29,985
Toronto Dominion Holdings USA
0.350%, 03/15/2010 ■	75,000	74,990
0.320%, 05/17/2010 ■	75,000	74,949
0.430%, 06/18/2010 ■	100,000	99,870
Total Capital SA
0.155%, 03/08/2010	250,000	249,992
0.155%, 03/12/2010	131,597	131,591
Toyota Motor Credit
0.250%, 05/28/2010	100,000	99,939
UBS Finance/DE
0.195%, 05/10/2010	50,000	49,981
0.295%, 08/02/2010	75,000	74,905

		3,811,589

Total Commercial Paper
(Cost $7,452,516)		7,452,516

Certificates of Deposit – 22.8%
Banco Bilbao Vizcaya Argentina/NY
0.283%, 03/15/2010 Δ	40,000	40,001
0.300%, 07/28/2010	105,000	105,000
Bank of Nova Scotia/Houston
0.330%, 03/02/2010	100,000	100,000
0.449%, 05/06/2010 Δ	125,000	125,000
0.250%, 05/16/2010 Δ	75,000	75,000
0.960%, 06/01/2010	50,000	50,000
Bank of Nova Scotia/NY
0.200%, 04/23/2010	200,000	200,001
0.280%, 07/12/2010	125,000	125,000
Barclays Bank/NY
0.383%, 03/12/2010 Δ	100,000	100,000
0.200%, 03/31/2010	100,000	100,000
0.500%, 04/21/2010	75,000	75,000
BNP Paribas/NY
0.360%, 03/08/2010	100,000	100,004
0.730%, 03/23/2010	150,000	150,000
0.430%, 05/20/2010	100,000	100,000
0.290%, 07/15/2010	50,000	50,000
Calyon/NY
0.228%, 03/08/2010 Δ	100,000	100,000
0.800%, 03/16/2010	100,000	100,000

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2010 Semiannual Report

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE>

0.329%, 03/23/2010 Δ	$100,000	$100,000
0.750%, 03/24/2010	50,000	50,000
0.279%, 03/25/2010 Δ	75,000	75,000
0.800%, 04/06/2010	50,000	50,000
0.660%, 05/18/2010	50,000	50,002
0.310%, 08/03/2010	60,000	60,001
0.310%, 08/06/2010	75,000	75,000
Canadian Imperial Bank of Commerce/NY
0.200%, 03/01/2010 Δ	50,000	50,000
0.200%, 04/23/2010	100,000	100,000
KBC Bank/NY
0.300%, 04/28/2010	99,000	99,000
Lloyds TSB Bank/NY
0.228%, 03/08/2010 Δ	100,000	100,000
0.430%, 03/22/2010	50,000	50,000
0.200%, 04/28/2010	100,000	100,000
0.350%, 07/13/2010	125,000	125,000
0.345%, 07/22/2010	75,000	75,001
National Australia Bank/NY
0.750%, 03/24/2010	100,000	100,001
Natixis/NY
0.259%, 03/25/2010 Δ	85,350	85,350
0.729%, 03/31/2010 Δ	100,000	100,000
0.260%, 04/23/2010	50,000	50,000
Nordea Bank Finland/NY
1.300%, 05/19/2010	110,000	110,000
1.120%, 06/01/2010	75,000	75,000
0.910%, 07/06/2010	50,000	50,000
0.830%, 07/29/2010	50,000	50,000
Rabobank Nederland Group/NY
0.310%, 03/02/2010	100,000	100,000
0.310%, 03/04/2010	50,000	50,000
1.520%, 03/19/2010	75,000	75,038
0.850%, 06/01/2010	75,000	75,000
1.130%, 06/10/2010	75,000	75,000
1.000%, 06/16/2010	50,000	50,000
Royal Bank of Canada/NY
0.228%, 03/09/2010 Δ	25,000	25,000
0.228%, 03/12/2010 Δ	40,000	40,000
0.232%, 03/15/2010 Δ	35,000	35,000
0.229%, 03/19/2010 Δ	75,000	75,000
Royal Bank of Scotland/CT
0.498%, 03/12/2010 Δ	75,000	75,000
0.419%, 03/25/2010 Δ	65,000	65,000
0.220%, 04/15/2010	50,000	50,000
0.360%, 07/13/2010	80,000	80,000
Societe Generale/NY
0.252%, 03/08/2010 Δ	100,000	100,000
0.279%, 03/15/2010 Δ	35,000	35,001
0.249%, 03/24/2010 Δ	50,000	50,000
0.300%, 07/14/2010	50,000	50,000
Svenska Handelsbanken/NY
0.466%, 03/10/2010 Δ	125,000	125,003
0.780%, 03/19/2010 ■	51,500	51,500
0.620%, 04/12/2010 ■	50,000	50,000
Toronto Dominion Bank/NY
0.229%, 03/05/2010 Δ	50,000	50,000
0.750%, 03/09/2010	75,000	75,000
0.420%, 03/15/2010	100,000	100,001
UBS AG/Stamford
0.400%, 03/19/2010	40,000	40,000
0.439%, 03/26/2010 Δ	72,500	72,500
0.299%, 05/05/2010	100,000	100,000
0.350%, 07/12/2010	100,000	100,000
Westpac Banking/NY
0.850%, 05/14/2010	100,000	100,000
0.430%, 06/22/2010	75,000	75,000

Total Certificates of Deposit
(Cost $5,518,404)		5,518,404

U.S. Government Agency Obligations – 12.0%
Federal Home Loan Bank
0.820%, 03/01/2010 Δ	150,000	150,000
1.050%, 03/05/2010	150,000	149,999
0.128%, 03/07/2010 Δ	150,000	149,923
0.138%, 03/12/2010 Δ	50,000	49,971
1.100%, 03/16/2010	75,000	74,997
0.134%, 03/25/2010 Δ	100,000	99,950
0.134%, 03/29/2010 Δ	95,000	94,952
0.900%, 04/07/2010	100,000	99,998
0.151%, 04/14/2010 Δ	125,000	124,990
0.430%, 10/05/2010	50,000	50,038
0.450%, 03/04/2011	100,000	100,000
0.500%, 03/07/2011	100,000	100,000
Federal Home Loan Mortgage Corporation
0.235%, 03/03/2010 Δ	200,000	199,976
0.049%, 04/12/2010 Δ	249,000	249,000
0.151%, 04/12/2010 Δ	290,000	290,000
5.125%, 08/23/2010	160,000	163,610
0.250%, 09/30/2010 ¤	75,000	74,889
Federal National Mortgage Association
0.138%, 03/11/2010 Δ	75,000	74,945
0.141%, 04/13/2010 Δ	250,000	249,991
0.230%, 09/13/2010 ¤	50,000	49,937
0.360%, 10/18/2010 ¤	100,000	99,769
0.380%, 10/25/2010 ¤	100,000	99,749
0.300%, 11/15/2010 ¤	100,000	99,784

Total U.S. Government Agency Obligations
(Cost $2,896,468)		2,896,468

Corporate Notes – 8.1%
Commonwealth Bank of Australia
0.660%, 03/01/2010 ■ Δ	90,000	90,000
0.249%, 04/27/2010 ■ Δ	58,500	58,500
0.399%, 05/07/2010 ■ Δ	150,000	150,000
General Electric Capital
0.260%, 03/01/2010 Δ	120,322	120,323
0.280%, 03/01/2010 Δ	46,657	46,658
0.290%, 03/01/2010 Δ	50,000	49,986
0.349%, 04/21/2010 Δ	162,346	162,304
National Australia Bank
0.261%, 03/29/2010 Δ	129,000	129,000
Nordea Bank/AB
0.280%, 05/18/2010 Δ	200,000	200,000
Procter & Gamble International Funding
0.259%, 05/07/2010 Δ	71,900	71,900
Svenska Handelsbanken
0.281%, 04/15/2010 Δ	85,000	85,000
0.280%, 05/09/2010 Δ	123,000	123,000
Wachovia
0.309%, 03/26/2010 Δ	78,040	78,066
Wal-Mart Stores
5.586%, 06/01/2010	200,000	202,329
4.125%, 07/01/2010	19,000	19,203
Wells Fargo & Company
0.273%, 03/19/2010 Δ	135,000	135,011
Westpac Banking
0.281%, 03/04/2010 ■ Δ	75,000	75,000

First American Funds 2010 Semiannual Report   9

Schedule of Investments  February 28, 2010 (unaudited), all dollars rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE>

0.282%, 03/15/2010 ■ Δ	$110,000	$110,000
0.249%, 04/28/2010 ■ Δ	50,000	50,000

Total Corporate Notes
(Cost $1,956,280)		1,956,280

FDIC Insured Corporate Notes – 3.1%
Bank of America
0.299%, 04/29/2010 Δ	300,000	300,001
General Electric Capital
0.657%, 03/09/2010 Δ	150,000	150,000
0.300%, 04/08/2010 Δ	100,000	100,000
JP Morgan Chase
2.625%, 12/01/2010	42,347	43,019
Morgan Stanley
2.900%, 12/01/2010	25,095	25,545
Regions Bank
0.655%, 03/11/2010 Δ	125,000	125,000

Total FDIC Insured Corporate Notes
(Cost $743,565)		743,565

Money Market Funds Ω – 2.3%
DWS Money Market Series, 0.120%	257,467,000	257,467
Goldman Sachs Financial Square Money Market Fund, 0.020%	148,408,000	148,408
HSBC Prime Money Market Fund, 0.080%	162,658,000	162,658

Total Money Market Funds
(Cost $568,533)		568,533

Time Deposits – 2.0%
Branch Bank & Trust/Cayman
0.090%, 03/01/2010	$253,110	253,110
Natixis SA/Cayman
0.140%, 03/01/2010	225,000	225,000

Total Time Deposits
(Cost $478,110)		478,110

Master Note – 1.7%
Bank of America Securities
0.290%, 03/01/2010 Δ
(Cost $400,000)	400,000	400,000

U.S. Treasury Obligation – 0.4%
U.S. Treasury Note
1.250%, 11/30/2010
(Cost $100,607)	100,000	100,607

Repurchase Agreements – 16.7%
BankAmerica Securities
0.110%, dated 02/26/2010, matures 03/01/2010, repurchase price $266,638 (Collateralized by U.S. Treasury Obligations: Total market value $271,969)	266,636	266,636
BankAmerica Securities
0.100%, dated 02/26/2010, matures 03/01/2010, repurchase price $480,528 (Collateralized by U.S. Treasury Obligations: Total market value $490,135)	480,524	480,524
Barclays Capital Inc.
0.100%, dated 02/26/2010, matures 03/01/2010, repurchase price $650,005 (Collateralized by U.S. Treasury Obligations: Total market value $663,000)	650,000	650,000
Barclays Capital Inc.
0.110%, dated 02/26/2010, matures 03/01/2010, repurchase price $500,005 (Collateralized by U.S. Treasury Obligations: Total market value $510,000)	500,000	500,000
Credit Suisse Securities USA LLC
0.090%, dated 02/26/2010, matures 03/01/2010, repurchase price $150,002 (Collateralized by U.S. Treasury Obligations: Total market value $153,002)	150,000	150,000
Deutsche Bank Securities Inc.
0.100%, dated 02/26/2010, matures 03/01/2010, repurchase price $975,008 (Collateralized by U.S. Treasury Obligations: Total market value $994,500)	975,000	975,000
HSBC Securities USA Inc.
0.100%, dated 02/26/2010, matures 03/01/2010, repurchase price $500,005 (Collateralized by U.S. Treasury Obligations: Total market value $510,000)	500,000	500,000
ING Financial Markets
0.100%, dated 02/26/2010, matures 03/01/2010, repurchase price $500,004 (Collateralized by U.S. Treasury Obligations: Total market value $510,004)	500,000	500,000

Total Repurchase Agreements
(Cost $4,022,160)		4,022,160

Total Investments ▲ – 100.0%
(Cost $24,136,643)		24,136,643

Other Assets and Liabilities, Net – 0.0%		10,372

Total Net Assets – 100.0%		$24,147,015

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of February 28, 2010, the value of these investments was $5,475,364 or 22.7% of total net assets.

Δ	Variable Rate Security – The rate shown in the rate in effect as of February 28, 2010. The date shown is the next reset date.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of February 28, 2010.

▲	On February 28, 2010, the cost of investments for federal income tax purposes was approximately $24,136,643. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2010 Semiannual Report

Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE>

Municipal Notes and Bonds – 94.8%
Alabama – 0.5%
Mobile Downtown Redevelopment Authority, Australia USA Project (LOC: Westpac Banking)
0.180%, 03/04/2010 Δ	$6,000	$6,000

Arizona – 1.6%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Banco Santander)
0.180%, 03/04/2010 Δ	10,755	10,755
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
0.280%, 03/04/2010 Δ	790	790
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: JPMorgan Chase Bank)
0.180%, 03/04/2010 Δ	8,410	8,410

		19,955

Arkansas – 0.5%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
0.200%, 03/04/2010 Δ	6,390	6,390

Colorado – 2.3%
Aurora Children’s Hospital, Series C (LOC: Wells Fargo Bank)
0.170%, 03/04/2010 Δ	5,165	5,165
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
0.180%, 03/04/2010 Δ	4,760	4,760
Colorado Educational & Cultural Facilities, Regis Jesuit High School Project (LOC: Wells Fargo Bank)
0.180%, 03/04/2010 Δ	2,055	2,055
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
0.180%, 03/04/2010 Δ	4,750	4,750
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
0.180%, 03/04/2010 Δ	7,025	7,025
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.180%, 03/04/2010 Δ	4,155	4,155

		27,910

Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority, Yale University, Series V-1
0.120%, 03/01/2010 Δ	7,230	7,230

District of Columbia – 0.8%
District of Columbia, American Public Health Association (LOC: Bank of America)
0.200%, 03/04/2010 Δ	1,580	1,580
District of Columbia, Georgetown University, Series C (LOC: TD Bank)
0.150%, 03/04/2010 Δ	5,150	5,150
District of Columbia, Progressive Life Center, Series A (LOC: Branch Banking & Trust)
0.190%, 03/04/2010 Δ	3,610	3,610

		10,340

Florida – 1.5%
Broward County Educational Facilities Authority, Nova Southeastern University, Series A (LOC: Bank of America)
0.160%, 03/01/2010 Δ	4,075	4,075
Miami-Dade County Industrial Development Authority, American Public Media Group (LOC: Northern Trust)
0.140%, 03/01/2010 Δ	8,000	8,000
Orange County Health Facilities Authority, Orlando Regional, Series E (LOC: Branch Banking & Trust)
0.200%, 03/04/2010 Δ	4,500	4,500
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
0.260%, 03/04/2010 Δ	2,140	2,140

		18,715

Idaho – 0.2%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
0.220%, 03/04/2010 Δ	2,340	2,340

Illinois – 14.0%
Chicago, Neighborhoods Alive, Series 21B3 (General Obligation) (LOC: Bank of America)
0.170%, 03/01/2010 Δ	2,650	2,650
Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York)
0.120%, 03/01/2010 Δ	1,185	1,185
Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.120%, 03/01/2010 Δ	7,450	7,450
Chicago, Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.140%, 03/01/2010 Δ	2,500	2,500
Cook County, Catholic Theological University Project (LOC: Harris Bank)
0.250%, 03/04/2010 Δ	13,900	13,900
Elmhurst Joint Commission Accreditation (LOC: JPMorgan Chase Bank)
0.190%, 03/04/2010 Δ	6,245	6,245
Illinois Development Finance Authority (LOC: Northern Trust)
0.200%, 03/04/2010 Δ	3,500	3,500
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.170%, 03/04/2010 Δ	19,700	19,700
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
0.250%, 03/04/2010 Δ	6,255	6,255
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
0.500%, 03/04/2010 Δ	4,475	4,475
Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
0.300%, 03/04/2010 Δ	4,525	4,525
Illinois Educational Facilities Authority, Field Museum (LOC: Northern Trust)
0.160%, 03/04/2010 Δ	1,800	1,800
Illinois Finance Authority, Carle Foundation, Series C (LOC: Northern Trust)
0.160%, 03/04/2010 Δ	8,900	8,900
Illinois Finance Authority, Lake Forest College (LOC: Northern Trust)
0.250%, 03/04/2010 Δ	2,500	2,500

First American Funds 2010 Semiannual Report   11

Schedule of Investments  February 28, 2010 (unaudited), all dollars rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE>

Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
0.500%, 03/04/2010 Δ	$1,900	$1,900
Illinois Finance Authority, Northwest Community Hospital, Series B (LOC: Wells Fargo Bank)
0.200%, 03/04/2010 Δ	3,390	3,390
Illinois Finance Authority, Northwest Community Hospital, Series C (LOC: Wells Fargo Bank)
0.200%, 03/04/2010 Δ	12,290	12,290
Illinois Finance Authority, Northwestern University, Series B
0.320%, 03/01/2010 Δ	32,750	32,750
Illinois Finance Authority, Proctor Hospital, Series B (LOC: JPMorgan Chase Bank)
0.170%, 03/04/2010 Δ	2,375	2,375
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: Banco Santander)
0.180%, 03/04/2010 Δ	6,615	6,615
Illinois Finance Authority, Resurrection Health, Series B (LOC: JPMorgan Chase Bank)
0.160%, 03/01/2010 Δ	2,900	2,900
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.250%, 03/04/2010 Δ	2,000	2,000
Illinois Finance Authority, Southern Illinois Healthcare (LOC: Bank of Nova Scotia)
0.180%, 03/04/2010 Δ	4,580	4,580
Illinois Finance Authority, Wesleyan University (LOC: Northern Trust)
0.200%, 03/04/2010 Δ	7,060	7,060
Illinois Health Facilities Authority, Riverside Health Systems (LOC: LaSalle Bank)
0.190%, 03/04/2010 Δ	4,100	4,100
McCook Revenue, St. Andrew Society, Series B (LOC: Northern Trust)
0.500%, 03/04/2010 Δ	1,700	1,700
Naperville Heritage YMCA Group (LOC: Citibank)
0.200%, 03/04/2010 Δ	6,400	6,400

		173,645

Indiana – 5.2%
Indiana Development Finance Authority, Educational Facilities (LOC: Bank One)
0.210%, 03/04/2010 Δ	4,000	4,000
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series F (LOC: Bank of New York)
0.180%, 03/04/2010 Δ	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: JPMorgan Chase Bank)
0.180%, 03/04/2010 Δ	7,395	7,395
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series J (LOC: Wells Fargo Bank)
0.180%, 03/04/2010 Δ	4,000	4,000
Indiana Finance Authority Hospital Revenue, Community Foundation (LOC: Harris Bank)
0.180%, 03/04/2010 Δ	6,800	6,800
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital (LOC: Branch Banking & Trust)
0.140%, 03/01/2010 Δ	4,900	4,900
Indiana Finance Authority, Environmental Revenue (LOC: Royal Bank of Scotland)
0.180%, 03/04/2010 Δ	2,900	2,900
Indiana Health & Educational Facilities Financing Authority, Clarian Health, Series C (LOC: Branch Banking & Trust)
0.180%, 03/04/2010 Δ	6,950	6,950
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
0.180%, 03/04/2010 Δ	7,765	7,765
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
0.180%, 03/04/2010 Δ	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
0.180%, 03/04/2010 Δ	4,520	4,520

		64,255

Iowa – 2.2%
Iowa Financial Authority, Central College Project (LOC: Wells Fargo Bank)
0.140%, 03/01/2010 Δ	1,280	1,280
Iowa Financial Authority, Drake University (LOC: Wells Fargo Bank)
0.140%, 03/01/2010 Δ	4,730	4,730
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
0.180%, 03/04/2010 Δ	775	775
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.180%, 03/04/2010 Δ	8,425	8,425
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.180%, 03/04/2010 Δ	4,000	4,000
Iowa Higher Education Loan Authority, Private College Project (LOC: Harris Bank)
0.180%, 03/04/2010 Δ	5,500	5,500
Iowa Higher Education Loan Authority, Private College Project (LOC: JPMorgan Chase Bank)
0.150%, 03/01/2010 Δ	3,000	3,000

		27,710

Kansas – 0.8%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
0.200%, 03/04/2010 Δ	7,620	7,620
Wamego Pollution Control, Utilicorp Project (LOC: Bank of America)
0.210%, 03/04/2010 Δ	2,300	2,300

		9,920

Kentucky – 1.2%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-1 (LOC: JPMorgan Chase Bank)
0.120%, 03/01/2010 Δ	2,565	2,565
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.160%, 03/04/2010 Δ	12,010	12,010

		14,575

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2010 Semiannual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE>

Louisiana – 0.2%
Louisiana Public Facilities Authority, Christus Health, Series B2 (LOC: Bank of New York)
0.160%, 03/04/2010 Δ	$2,500	$2,500

Maryland – 2.2%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
0.180%, 03/04/2010 Δ	1,700	1,700
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
0.180%, 03/04/2010 Δ	3,000	3,000
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.180%, 03/04/2010 Δ	12,455	12,455
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: JPMorgan Chase Bank)
0.180%, 03/04/2010 Δ	10,600	10,600

		27,755

Massachusetts – 7.2%
Massachusetts State Development Finance Agency, Boston University, Series U-1 (LOC: Bank of Nova Scotia)
0.150%, 03/04/2010 Δ	10,000	10,000
Massachusetts State Development Finance Agency, Boston University, Series U-2 (LOC: BNP Paribas)
0.150%, 03/04/2010 Δ	11,000	11,000
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
0.150%, 03/04/2010 Δ	9,555	9,555
Massachusetts State Health & Educational Facilities Authority, Dana Farber Cancer Institute, Series L2 (LOC: Bank of America)
0.170%, 03/04/2010 Δ	15,495	15,495
Massachusetts State Health & Educational Facilities Authority, Harvard University
0.100%, 03/04/2010 Δ	9,340	9,340
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series BB
0.150%, 03/04/2010 Δ	11,275	11,275
Massachusetts State Health & Educational Facilities Authority, Henry Heywood, Series C-2 (LOC: TD Banknorth)
0.120%, 03/01/2010 Δ	3,785	3,785
Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1
0.150%, 03/04/2010 Δ	10,650	10,650
Massachusetts State Health & Educational Facilities Authority, Series R-10414 (SPA: Citibank)
0.200%, 03/04/2010 Δ ■	7,550	7,550

		88,650

Michigan – 1.7%
Michigan Higher Educational Facilities Authority, Albion College (LOC: JPMorgan Chase Bank)
0.170%, 03/04/2010 Δ	5,125	5,125
University of Michigan, Series B (Commercial Paper)
0.200%, 06/02/2010	16,000	16,000

		21,125

Minnesota – 8.6%
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.200%, 03/04/2010 Δ	14,505	14,505
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Allina Health, Series B1 (LOC: JPMorgan Chase Bank)
0.130%, 03/01/2010 Δ	3,225	3,225
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Allina Health, Series C1 (LOC: Wells Fargo Bank)
0.170%, 03/04/2010 Δ	10,000	10,000
Minnesota State, Series H (General Obligation)
2.000%, 11/01/2010	26,000	26,285
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
0.260%, 03/04/2010 Δ	8,700	8,700
Robbinsdale, North Memorial, Series A2 (LOC: Wells Fargo Bank)
0.140%, 03/01/2010 Δ	1,750	1,750
University of Minnesota, Series A
0.220%, 03/04/2010 Δ	17,900	17,900
University of Minnesota, Series A (Commercial Paper)
0.220%, 08/06/2010	10,000	10,000
University of Minnesota, Series B (Commercial Paper)
0.230%, 08/06/2010	13,985	13,985

		106,350

Missouri – 1.8%
Missouri State Health & Educational Facilities (LOC: Bank One)
0.190%, 03/04/2010 Δ	6,475	6,475
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series A (LOC: UBS)
0.190%, 03/04/2010 Δ	3,630	3,630
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series B (LOC: UBS)
0.190%, 03/04/2010 Δ	9,605	9,605
Missouri State Health & Educational Facilities, Drury College (LOC: Bank of America)
0.140%, 03/01/2010 Δ	2,190	2,190

		21,900

Montana – 0.6%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
0.170%, 03/01/2010 Δ	6,760	6,760

Nevada – 0.9%
Reno (LOC: Bank of New York)
0.140%, 03/01/2010 Δ	10,765	10,765

New Hampshire – 0.7%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
0.180%, 03/04/2010 Δ	8,820	8,820

First American Funds 2010 Semiannual Report   13

Schedule of Investments  February 28, 2010 (unaudited), all dollars rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE>

New Jersey – 0.7%
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.140%, 03/04/2010 Δ	$9,255	$9,255

New York – 4.7%
Metropolitan Transportation Authority, Series B-1 (LOC: Scotiabank)
0.210%, 03/04/2010 Δ	10,045	10,045
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
0.210%, 03/04/2010 Δ	11,735	11,735
Metropolitan Transportation Authority, Series B-3 (LOC: Lloyds TSB)
0.210%, 03/04/2010 Δ	8,750	8,750
Metropolitan Transportation Authority, Series B-4 (LOC: KBC Bank)
0.210%, 03/04/2010 Δ	6,800	6,800
New York State Dormitory Authority, Beverwyck (LOC: Fleet National Bank)
0.160%, 03/04/2010 Δ	800	800
New York State Government Assistance, Series G (LOC: Bank of Nova Scotia)
0.160%, 03/04/2010 Δ	11,100	11,100
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Natixis Bank)
0.180%, 03/04/2010 Δ	8,500	8,500

		57,730

North Carolina – 2.9%
North Carolina Capital Facilities Finance Agency, Fayetteville University (LOC: Wachovia Bank)
0.180%, 03/04/2010 Δ	12,455	12,455
North Carolina Educational Facilities Finance Agency, Wingate University (LOC: Bank of America)
0.180%, 03/04/2010 Δ	1,815	1,815
North Carolina Medical Care Community Health Care Facilities, Pennybyrn, Series C (LOC: Bank of America)
0.180%, 03/04/2010 Δ	160	160
North Carolina Medical Care Community Health Care Facilities, Person Memorial Hospital (LOC: Branch Banking & Trust)
0.190%, 03/04/2010 Δ	4,450	4,450
North Carolina Medical Care Community Health Care Facilities, University Health System, Series B1 (LOC: Branch Banking & Trust)
0.160%, 03/04/2010 Δ	8,680	8,680
North Carolina Medical Care Community Health Care Facilities, University Health Systems, Series B2 (LOC: Branch Banking & Trust)
0.180%, 03/04/2010 Δ	5,150	5,150
Wake County, Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises (LOC: Branch Banking & Trust)
0.190%, 03/04/2010 Δ	3,500	3,500

		36,210

Ohio – 1.6%
Akron, Bath, & Copley, Summa Health Systems, Series B (LOC: Bank One)
0.170%, 03/04/2010 Δ	5,800	5,800
Lucas County Hospital, ProMedica Healthcare, Series B (LOC: UBS)
0.160%, 03/04/2010 Δ	5,500	5,500
Ohio State Air Quality Development Authority, Ohio Valley Electric Corporation Project, Series B (LOC: Bank of Nova Scotia)
0.180%, 03/04/2010 Δ	2,500	2,500
Rickenbacker Port Authority Capital Funding
0.400%, 03/04/2010 Δ ■	6,560	6,560

		20,360

Oregon – 1.5%
Clackamas County Hospital Facilities Authority, Senior Living Facility, Mary’s Woods (LOC: Sovereign Bank) (LOC: Banco Santander)
0.180%, 03/04/2010 Δ	10,200	10,200
Oregon State Facilities Authority, PeaceHealth, Series D (LOC: Wells Fargo Bank)
0.160%, 03/04/2010 Δ	8,600	8,600

		18,800

Pennsylvania – 4.9%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy, Series A (LOC: Barclays Bank)
0.160%, 03/04/2010 Δ	7,400	7,400
Butler County Hospital Authority, Butler Health Systems, Series A (LOC: Branch Banking & Trust)
0.180%, 03/04/2010 Δ	4,500	4,500
Butler County Industrial Development Authority, Concordia Lutheran, Series A (LOC: Bank of America)
0.180%, 03/04/2010 Δ	5,225	5,225
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
0.180%, 03/04/2010 Δ	15,965	15,965
0.180%, 03/04/2010 Δ	4,235	4,235
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Banco Santander)
0.180%, 03/04/2010 Δ	8,755	8,755
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.180%, 03/04/2010 Δ	7,855	7,855
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Banco Santander)
0.180%, 03/04/2010 Δ	3,075	3,075
Pennsylvania State, Series 11056 (General Obligation)
0.200%, 03/04/2010 Δ ■	3,775	3,775

		60,785

Rhode Island – 0.4%
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.500%, 03/04/2010 Δ	4,625	4,625

South Carolina – 4.1%
Horry County School District (General Obligation) (INS: SCSDE)
1.250%, 03/01/2010	15,100	15,100

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2010 Semiannual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE>

South Carolina Jobs Economic Development Authority, Anmed Health Project, Series A (LOC: Branch Banking & Trust)
0.160%, 03/04/2010 Δ	$13,585	$13,585
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series D (LOC: Branch Banking & Trust)
0.180%, 03/04/2010 Δ	3,000	3,000
South Carolina Jobs Economic Development Authority, Regional Medical Center, Orangeburg (LOC: Branch Banking & Trust)
0.190%, 03/04/2010 Δ	3,915	3,915
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis)
0.200%, 03/04/2010 Δ	10,000	10,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis)
0.200%, 03/04/2010 Δ	5,000	5,000

		50,600

Tennessee – 0.7%
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.190%, 03/04/2010 Δ	3,100	3,100
Chattanooga Health, Educational & Housing Facilities Board, Southern Adventist University (LOC: Bank of America)
0.200%, 03/04/2010 Δ	3,100	3,100
Industrial Development Board, Blount County & Cities Alcoa & Maryville, Series A (LOC: Branch Banking & Trust)
0.190%, 03/04/2010 Δ	3,000	3,000

		9,200

Texas – 9.7%
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF-Guaranteed)
0.200%, 03/04/2010 Δ ■	895	895
Harris County Health Facilities Development, Baylor College Medicine, Series B (LOC: Northern Trust)
0.220%, 03/04/2010 Δ	5,000	5,000
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
0.180%, 03/04/2010 Δ	1,100	1,100
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.180%, 03/04/2010 Δ	3,300	3,300
Lake Travis Independent School District, Series 1882 (General Obligation) (INS: PSF-Guaranteed)
0.200%, 03/04/2010 Δ ■	4,900	4,900
Leander Independent School District, Series R-11662 (General Obligation) (INS: PSF-Guaranteed)
0.200%, 03/04/2010 Δ ■	3,750	3,750
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.230%, 03/04/2010 Δ	16,015	16,015
Texas State
2.500%, 08/31/2010	30,000	30,304
University of Texas (Commercial Paper)
0.200%, 08/04/2010	25,500	25,500
University of Texas, Series A
0.140%, 03/04/2010 Δ	14,440	14,440
0.160%, 03/04/2010 Δ	14,955	14,955

		120,159

Vermont – 0.8%
Vermont Educational & Health Buildings Financing Agency, Norwich University Project (LOC: TD Bank)
0.180%, 03/04/2010 Δ	10,000	10,000

Virginia – 1.1%
Chesapeake Bay Bridge & Tunnel, Series A (LOC: Branch Banking & Trust)
0.190%, 03/04/2010 Δ	6,250	6,250
Fairfax County Economic Development Authority, Greenspring, Series B (LOC: Wachovia Bank)
0.180%, 03/04/2010 Δ	4,320	4,320
Prince William County Facilities, Series B (Certificate of Participation) (LOC: Wachovia Bank)
0.160%, 03/04/2010 Δ	2,800	2,800

		13,370

Washington – 1.4%
Washington State (General Obligation)
0.200%, 03/04/2010 Δ ■	2,770	2,770
Washington State Housing Finance Commission, Annie Wright School (LOC: Bank of America)
0.140%, 03/01/2010 Δ	2,615	2,615
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
0.250%, 03/04/2010 Δ	5,440	5,440
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
0.180%, 03/04/2010 Δ	6,000	6,000

		16,825

West Virginia – 0.5%
West Virginia State Hospital Financial Authority, United Health, Series B (LOC: Branch Banking & Trust)
0.180%, 03/04/2010 Δ	6,000	6,000

Wisconsin – 3.5%
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.180%, 03/04/2010 Δ	830	830
Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran, Series A (LOC: Wells Fargo Bank)
0.180%, 03/04/2010 Δ	10,700	10,700
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty Trust)
0.180%, 03/04/2010 Δ	8,000	8,000
Wisconsin State Health & Educational Facilities, National Regency (LOC: JPMorgan Chase Bank)
0.150%, 03/01/2010 Δ	8,880	8,880
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: JPMorgan Chase Bank)
0.250%, 03/04/2010 Δ	11,750	11,750

First American Funds 2010 Semiannual Report   15

Schedule of Investments  February 28, 2010 (unaudited), all dollars rounded to thousands (000)

Tax Free Obligations Fund (concluded)
DESCRIPTION	PAR	VALUE>

Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
0.180%, 03/04/2010 Δ	$3,080	$3,080

		43,240

Wyoming – 1.0%
Sweetwater County Pollution Control, Pacificorp Project, Series A (LOC: Barclays Bank)
0.160%, 03/04/2010 Δ	12,650	12,650

Total Municipal Notes and Bonds
(Cost $1,173,419)		1,173,419

U.S. Government Agency Obligation – 2.4%
Federal Home Loan Bank
0.060%, 03/01/2010 ¤
(Cost $30,481)	30,481	30,481

Total Investments ▲ – 97.2%
(Cost $1,203,900)		1,203,900

Other Assets and Liabilities, Net – 2.8%		34,120

Total Net Assets – 100.0%		$1,238,020

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2010. The date shown is the next reset date.

■	Securities purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2010, the value of these investments was $30,200 or 2.4% of total net assets.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▲	On February 28, 2010, the cost of investments for federal income tax purposes was approximately $1,203,900. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

INS – Insured

LOC – Letter of Credit

PSF – Permanent School Fund

SCSDE – South Carolina School District Enhancement Program

SPA – Standby Purchase Agreement

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE>

U.S. Treasury Obligations – 41.6%
U.S. Treasury Bills Ä
0.450%, 04/01/2010	$575,000	$574,777
0.203%, 04/08/2010	950,000	949,797
0.523%, 05/06/2010	200,000	199,808
0.145%, 05/13/2010	400,000	399,882
0.332%, 06/10/2010 ▼	200,000	199,814
0.162%, 06/17/2010	200,000	199,903
0.340%, 07/15/2010	550,000	549,293
0.231%, 10/21/2010 ▼	600,000	599,099
U.S. Treasury Notes
2.875%, 06/30/2010	300,000	302,415
1.250%, 11/30/2010	100,000	100,607

Total U.S. Treasury Obligations
(Cost $4,075,395)		4,075,395

FDIC Insured Corporate Notes Δ – 1.1%
Bank of America
0.284%, 03/15/2010	50,000	50,052
0.299%, 04/29/2010	50,000	50,028
General Electric Capital
0.300%, 04/08/2010	9,200	9,208

Total FDIC Insured Corporate Notes
(Cost $109,288)		109,288

Repurchase Agreements – 57.3%
BankAmerica Securities
0.100%, dated 02/26/2010, matures 03/01/2010, repurchase price $469,480 (Collateralized by U.S. Treasury Obligations: Total market value $478,866)	469,476	469,476
Calyon Securities USA Inc.
0.110%, dated 02/26/2010, matures 03/01/2010, repurchase price $2,000,018 (Collateralized by U.S. Treasury Obligations: Total market value $2,040,000)	2,000,000	2,000,000
Credit Suisse Securities USA LLC
0.090%, dated 02/26/2010, matures 03/01/2010, repurchase price $350,003 (Collateralized by U.S. Treasury Obligations: Total market value $357,001)	350,000	350,000
Greenwich Capital Markets Inc.
0.090%, dated 02/26/2010, matures 03/01/2010, repurchase price $1,300,010 (Collateralized by U.S. Treasury Obligations: Total market value $1,326,000)	1,300,000	1,300,000
HSBC Securities USA Inc.
0.100%, dated 02/26/2010, matures 03/01/2010, repurchase price $500,004 (Collateralized by U.S. Treasury Obligations: Total market value $510,003)	500,000	500,000
ING Financial Markets
0.090%, dated 02/26/2010, matures 03/01/2010, repurchase price $200,002 (Collateralized by U.S. Treasury Obligations: Total market value $204,003)	200,000	200,000
Morgan Stanley & Co.
0.100%, dated 02/26/2010, matures 03/01/2010, repurchase price $400,003 (Collateralized by U.S. Treasury Obligations: Total market value $408,280)	400,000	400,000

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2010 Semiannual Report

Treasury Obligations Fund (concluded)
DESCRIPTION	PAR	VALUE>

Societe Generale, NY
0.110%, dated 02/26/2010, matures 03/01/2010, repurchase price $400,004 (Collateralized by U.S. Treasury Obligations: Total market value $408,000)	$400,000	$400,000

Total Repurchase Agreements
(Cost $5,619,476)		5,619,476

Investments Purchased with Proceeds from Securities Lending † – 3.1%
Repurchase Agreements – 3.1%
Deutsche Bank Securities Inc.
0.100%, dated 02/26/2010, matures 03/01/2010, repurchase price $254,690 (Collateralized by U.S. Treasury Obligations: Total market value $259,781)	254,688	254,688
Morgan Stanley & Co.
0.100%, dated 02/26/2010, matures 03/01/2010, repurchase price $51,000 (Collateralized by U.S. Treasury Obligations: Total market value $52,280)	51,000	51,000

Total Investments Purchased with Proceeds from Securities Lending
(Cost $305,688)		305,688

Total Investments ▲ – 103.1%
(Cost $10,109,847)		10,109,847

Other Assets and Liabilities, Net – (3.1)%		(305,371)

Total Net Assets – 100.0%		$9,804,476

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Ä	Yield shown is the effective yield as of February 28, 2010.

▼	This security or a portion of this security is out on loan at February 28, 2010. Total loaned securities had a value of $299,645 as of February 28, 2010.

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2010. The date shown is the next reset date.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

▲	On February 28, 2010, the cost of investments for federal income tax purposes was approximately $10,109,847. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
Treasury Obligations Fund (concluded)

U.S. Treasury Money Market Fund
DESCRIPTION	PAR/SHARES	VALUE>

U.S. Treasury Obligations – 100.0%
U.S. Treasury Bills Ä
0.046%, 03/04/2010	$91,305	$91,305
0.047%, 03/11/2010	105,015	105,014
0.118%, 03/18/2010	19,734	19,733
0.062%, 03/25/2010	75,000	74,997
0.075%, 04/01/2010	27,912	27,910
0.072%, 04/15/2010	50,580	50,575
0.089%, 04/22/2010	135,849	135,831
0.087%, 04/29/2010	48,385	48,378
0.135%, 05/13/2010	12,089	12,086
0.092%, 05/20/2010	15,000	14,997
0.173%, 06/17/2010	36,345	36,326
0.168%, 06/24/2010	8,166	8,162
0.150%, 07/01/2010	7,158	7,154
0.148%, 07/08/2010	34,064	34,046
0.125%, 07/15/2010	3,149	3,147
0.130%, 07/22/2010	20,000	19,990
0.157%, 07/29/2010	9,493	9,487
0.191%, 08/26/2010	947	946
Total U.S. Treasury Obligations

(Cost $700,084)		700,084

Money Market Fund – 0.0%
Goldman Sachs Financial Square Treasury Instruments Fund, 0.020% Ω
(Cost $1)	1,062	1

Total Investments ▲ – 100.0%
(Cost $700,085)		700,085

Other Assets and Liabilities, Net – 0.0%		65

Total Net Assets – 100.0%		$700,150

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Ä	Yield shown is the effective yield as of February 28, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of February 28, 2010.

▲	On February 28, 2010, the cost of investments for federal income tax purposes was approximately $700,085. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

First American Funds 2010 Semiannual Report   17

Statements ofAssets and Liabilities	February 28, 2010 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities, at amortized cost† (note 2)	$8,005,213	$20,114,483	$1,203,900	$4,184,683	$700,085
Investments purchased with proceeds from securities lending, at amortized cost (note 2)	—	—	—	305,688	—
Repurchase agreements, at amortized cost (note 2)	7,908,364	4,022,160	—	5,619,476	—
Cash	—	—	1	1	—
Receivable for investments sold	—	—	33,500	—	—
Receivable for interest	7,360	23,655	802	1,837	—
Receivable for capital shares sold	30	593	—	66	39
Prepaid expenses and other assets	6	147	30	61	63

Total assets	15,920,973	24,161,038	1,238,233	10,111,812	700,187

LIABILITIES:
Bank overdraft	—	17	—	—	—
Dividends payable	35	511	—	—	—
Payable upon return of securities loaned (note 2)	—	—	—	305,688	—
Payable for capital shares redeemed	1	8,524	—	1	—
Payable to affiliates (note 3)	2,730	4,439	181	1,336	26
Payable for distribution and shareholder servicing fees	172	468	15	287	—
Accrued expenses and other liabilities	99	64	17	24	11

Total liabilities	3,037	14,023	213	307,336	37

Net assets	$15,917,936	$24,147,015	$1,238,020	$9,804,476	$700,150

COMPOSITION OF NET ASSETS:
Portfolio capital	$15,917,953	$24,147,227	$1,237,933	$9,805,111	$700,089
Undistributed (distributions in excess of) net investment income	(37)	160	87	(16)	(3)
Accumulated net realized gain (loss) on investments (note 2)	20	(372)	—	(619)	64

Net assets	$15,917,936	$24,147,015	$1,238,020	$9,804,476	$700,150

† Including securities loaned, at amortized cost	$—	$—	$—	$299,645	$—

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2010 Semiannual Report

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

Class A:
Net assets	$493,583	$1,398,177	$102,090	$973,788	$61,849
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	493,586	1,398,370	102,116	973,815	61,844
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class B:
Net assets	$—	$1,168	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	1,172	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class C:
Net assets	$—	$2,477	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 1 billion authorized)	—	2,473	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class D:
Net assets	$2,708,043	$1,696,718	$34,499	$2,860,827	$115,543
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,708,062	1,696,640	34,495	2,861,059	115,529
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$2,447,706	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	2,447,805	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$5,295,815	$4,426,868	$632,957	$3,830,665	$388,785
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	5,295,922	4,426,943	632,929	3,830,932	388,762
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$4,853,186	$13,157,033	$458,432	$1,189,373	$52,835
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	4,853,172	13,157,315	458,414	1,189,546	52,825
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$2,567,309	$1,016,868	$10,042	$537,926	$81,138
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,567,298	1,016,698	10,043	537,877	81,129
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$411,897	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	411,955	—
Net asset value, offering price, and redemption price per share	$—	$—	$—	$1.00	$—

* 20 billion shares were authorized for U.S. Treasury Money Market Fund.

First American Funds 2010 Semiannual Report   19

Statements ofOperations	For the six-month period ended February 28, 2010 (unaudited), all dollars are rounded to thousands (000)

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$26,401	$47,384	$1,845	$9,887	$420
Securities lending income (note 2)	1	—	—	71	—

Total investment income	26,402	47,384	1,845	9,958	420

EXPENSES (note 3):
Investment advisory fees	9,147	13,620	707	5,570	384
Administration fees and expenses	11,065	16,688	877	6,904	479
Transfer agent fees and expenses	61	153	59	70	59
Custodian fees	457	681	35	279	19
Legal fees	8	8	8	8	8
Audit fees	15	15	15	15	15
Registration fees	35	54	22	42	25
Postage and printing fees	114	122	8	59	5
Directors’ fees	15	15	15	15	15
Treasury Guarantee Program fees (note 7)	—	330	38	—	—
Other expenses	13	81	33	63	36
Distribution and shareholder servicing fees:
Class A	1,219	3,748	273	2,301	149
Class B	—	6	—	—	—
Class C	—	15	—	—	—
Class D	5,404	4,086	83	6,069	242
Reserve Class	—	—	—	1,739	—
Shareholder servicing fees:
Class I	—	3,302	—	—	—
Class Y	6,702	7,025	855	5,677	503
Institutional Investor Class	1,488	721	13	328	56

Total expenses	35,743	50,670	3,041	29,139	1,995

Less: Fee waivers (note 3)	(11,662)	(11,089)	(1,275)	(19,194)	(1,575)

Total net expenses	24,081	39,581	1,766	9,945	420

Investment income – net	2,321	7,803	79	13	—

Net gain (loss) on investments	119	46	—	(542)	18

Net increase (decrease) in net assets resulting from operations	$2,440	$7,849	$79	$(529)	$18

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2010 Semiannual Report

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Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Government		Prime
	Obligations Fund		Obligations Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	2/28/10	Year Ended	2/28/10	Year Ended
	(unaudited)	8/31/2009	(unaudited)	8/31/2009

OPERATIONS:
Investment income – net	$2,321	$123,883	$7,803	$262,981
Net realized gain (loss) on investments	119	(48)	46	(10,288)
Reimbursement from affiliate (note 6)	—		—	10,193

Net increase (decrease) in net assets resulting from operations	2,440	123,835	7,849	262,886

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	(3,139)	—	(14,904)
Class B	—	—	—	(12)
Class C	—	—	—	(16)
Class D	—	(15,994)	—	(16,995)
Class I	—	—	(5)	(15,287)
Class Y	—	(44,430)	—	(78,992)
Class Z	(2,192)	(47,312)	(7,530)	(125,052)
Institutional Investor Class	(129)	(13,008)	(268)	(11,726)
Reserve Class	—	—	—	—
Net realized gain on investments:
Class A	—	—	—	—
Class D	—	—	—	—
Class Y	—	—	—	—
Class Z	—	—	—	—
Institutional Investor Class	—	—	—	—

Total distributions	(2,321)	(123,883)	(7,803)	(262,984)

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	636,589	5,124,764	1,285,368	5,677,611
Reinvestment of distributions	—	371	—	13,410
Payments for redemptions	(673,321)	(5,305,502)	(1,563,910)	(6,329,406)

Increase (decrease) in net assets from Class A transactions	(36,732)	(180,367)	(278,542)	(638,385)

Class B:
Proceeds from sales	—	—	210	1,623
Reinvestment of distributions	—	—	—	16
Payments for redemptions	—	—	(481)	(5,810)

Decrease in net assets from Class B transactions	—	—	(271)	(4,171)

Class C:
Proceeds from sales	—	—	466	2,232
Reinvestment of distributions	—	—	—	21
Payments for redemptions	—	—	(1,301)	(4,002)

Decrease in net assets from Class C transactions	—	—	(835)	(1,749)

Class D:
Proceeds from sales	4,584,282	14,156,359	2,660,390	21,282,460
Reinvestment of distributions	—	—	—	1
Payments for redemptions	(4,850,140)	(13,811,377)	(3,436,810)	(20,745,388)

Increase (decrease) in net assets from Class D transactions	(265,858)	344,982	(776,420)	537,073

Class I:
Proceeds from sales	—	—	6,553,003	16,373,745
Reinvestment of distributions	—	—	1	484
Payments for redemptions	—	—	(9,380,802)	(12,707,653)

Increase (decrease) in net assets from Class I transactions	—	—	(2,827,798)	3,666,576

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2010 Semiannual Report

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended
2/28/10	Year Ended	2/28/10	Year Ended	2/28/10	Year Ended
(unaudited)	8/31/2009	(unaudited)	8/31/2009	(unaudited)	8/31/2009

$79	$16,037	$13	$30,123	$—	$2,920
—	237	(542)	—	18	89
—	—	—	—	—	—

79	16,274	(529)	30,123	18	3,009

—	(1,119)	—	(1,022)	—	(98)
—	—	—	—	—	—
—	—	—	—	—	—
—	(799)	—	(6,282)	—	(401)
—	—	—	—	—	—
—	(8,165)	—	(9,162)	—	(1,129)
(79)	(5,688)	(13)	(11,083)	—	(829)
(1)	(266)	—	(2,027)	—	(463)
—	—	—	(547)	—	—

—	(20)	—	—	—	(3)
—	(15)	—	—	—	(7)
—	(152)	—	—	—	(17)
—	(74)	—	—	—	(9)
—	(5)	—	—	—	(5)

(80)	(16,303)	(13)	(30,123)	—	(2,961)

82,997	431,078	1,282,327	3,260,010	61,070	277,559
—	942	—	66	—	10
(105,437)	(563,253)	(1,248,866)	(3,711,668)	(61,417)	(304,876)

(22,440)	(131,233)	33,461	(451,592)	(347)	(27,307)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

25,671	37,628	2,787,497	11,573,864	412,278	1,642,475
—	—	—	—	—	—
(40,056)	(148,666)	(3,337,934)	(15,030,975)	(430,620)	(1,830,034)

(14,385)	(111,038)	(550,437)	(3,457,111)	(18,342)	(187,559)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

First American Funds 2010 Semiannual Report   23

Statements ofChanges in Net Assets	continued

	Government		Prime
	Obligations Fund		Obligations Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	2/28/10	Year Ended	2/28/10	Year Ended
	(unaudited)	8/31/2009	(unaudited)	8/31/2009

Class Y:
Proceeds from sales	$9,450,824	$61,077,858	$35,999,685	$48,151,920
Reinvestment of distributions	—	8,744	16	26,638
Payments for redemptions	(10,992,471)	(61,185,123)	(38,822,408)	(49,021,748)

Decrease in net assets from Class Y transactions	(1,541,647)	(98,521)	(2,822,707)	(843,190)

Class Z:
Proceeds from sales	26,338,623	66,043,844	39,772,874	75,653,005
Reinvestment of distributions	559	6,141	1,475	18,404
Payments for redemptions	(29,888,582)	(59,562,806)	(40,363,199)	(70,789,937)

Increase (decrease) in net assets from Class Z transactions	(3,549,400)	6,487,179	(588,850)	4,881,472

Institutional Investor Class:
Proceeds from sales	7,942,442	16,463,104	3,766,916	11,771,024
Reinvestment of distributions	3	53	7	323
Payments for redemptions	(8,250,191)	(14,049,457)	(4,444,034)	(11,432,148)

Increase (decrease) in net assets from Institutional Investor Class transactions	(307,746)	2,413,700	(677,111)	339,199

Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—

Decrease in net assets from Reserve Class transactions	—	—	—	—

Increase (decrease) in net assets from capital share transactions	(5,701,383)	8,966,973	(7,972,534)	7,936,825

Total increase (decrease) in net assets	(5,701,264)	8,966,925	(7,972,488)	7,936,727
Net assets at beginning of period	21,619,200	12,652,275	32,119,503	24,182,776

Net assets at end of period	$15,917,936	$21,619,200	$24,147,015	$32,119,503

Undistributed (distributions in excess of) net investment income	$(37)	$(37)	$160	$160

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2010 Semiannual Report

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended
2/28/10	Year Ended	2/28/10	Year Ended	2/28/10	Year Ended
(unaudited)	8/31/2009	(unaudited)	8/31/2009	(unaudited)	8/31/2009

$620,031	$1,655,818	$6,240,400	$17,348,619	$606,798	$2,784,677
—	1,015	—	1,703	—	269
(740,480)	(2,185,328)	(7,101,731)	(18,140,162)	(644,897)	(2,928,839)

(120,449)	(528,495)	(861,331)	(789,840)	(38,099)	(143,893)

651,738	1,821,251	3,872,194	24,012,933	64,266	815,880
5	168	8	3,945	—	410
(924,782)	(1,734,380)	(4,609,652)	(25,803,450)	(248,920)	(798,090)

(273,039)	87,039	(737,450)	(1,786,572)	(184,654)	18,200

47,430	88,318	1,674,175	2,602,128	473,395	1,342,127
—	—	—	41	—	344
(52,598)	(114,447)	(1,662,285)	(2,842,835)	(541,907)	(1,318,047)

(5,168)	(26,129)	11,890	(240,666)	(68,512)	24,424

—	—	434,336	1,209,789	—	—
—	—	—	686	—	—
—	—	(624,743)	(1,581,393)	—	—

—	—	(190,407)	(370,918)	—	—

(435,481)	(709,856)	(2,294,274)	(7,096,699)	(309,954)	(316,135)

(435,482)	(709,885)	(2,294,816)	(7,096,699)	(309,936)	(316,087)
1,673,502	2,383,387	12,099,292	19,195,991	1,010,086	1,326,173

$1,238,020	$1,673,502	$9,804,476	$12,099,292	$700,150	$1,010,086

$87	$88	$(16)	$(16)	$(3)	$(3)

First American Funds 2010 Semiannual Report   25

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[5]

Government Obligations Fund
Class A
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.004	(0.004)	1.00	0.36
2008[2]	1.00	0.028	(0.028)	1.00	2.79
2007[2]	1.00	0.046	(0.046)	1.00	4.66
2006[2]	1.00	0.038	(0.038)	1.00	3.86
2005[3]	1.00	0.017	(0.017)	1.00	1.73
Class D
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.004	(0.004)	1.00	0.44
2008[2]	1.00	0.029	(0.029)	1.00	2.95
2007[2]	1.00	0.047	(0.047)	1.00	4.82
2006[2]	1.00	0.039	(0.039)	1.00	4.01
2005[3]	1.00	0.019	(0.019)	1.00	1.87
Class Y
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.005	(0.005)	1.00	0.55
2008[2]	1.00	0.031	(0.031)	1.00	3.10
2007[2]	1.00	0.049	(0.049)	1.00	4.97
2006[2]	1.00	0.041	(0.041)	1.00	4.17
2005[3]	1.00	0.020	(0.020)	1.00	2.01
Class Z
2010[1]	$1.00	$—	$—	$1.00	0.03%
2009[2]	1.00	0.008	(0.008)	1.00	0.79
2008[2]	1.00	0.033	(0.033)	1.00	3.36
2007[2]	1.00	0.051	(0.051)	1.00	5.23
2006[2]	1.00	0.043	(0.043)	1.00	4.43
2005[3]	1.00	0.022	(0.022)	1.00	2.25
Institutional Investor Class
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.007	(0.007)	1.00	0.69
2008[2]	1.00	0.032	(0.032)	1.00	3.25
2007[2]	1.00	0.050	(0.050)	1.00	5.13
2006[4]	1.00	0.020	(0.020)	1.00	2.03

[1]	For the six-month period ended February 28, 2010 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[5]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2010 Semiannual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$493,583	0.29%	0.00%	0.77%	(0.48)%
530,312	0.67	0.31	0.79	0.19
710,680	0.75	2.58	0.78	2.55
384,673	0.75	4.56	0.78	4.53
429,573	0.75	3.96	0.80	3.91
153,852	0.75	1.88	0.80	1.83

$2,708,043	0.29%	0.00%	0.63%	(0.34)%
2,973,885	0.59	0.40	0.65	0.34
2,628,910	0.60	2.59	0.63	2.56
1,320,996	0.60	4.71	0.63	4.68
1,307,002	0.60	3.90	0.65	3.85
1,749,894	0.60	2.07	0.65	2.02

$5,295,815	0.29%	0.00%	0.48%	(0.19)%
6,837,427	0.48	0.52	0.50	0.50
6,935,957	0.45	2.81	0.48	2.78
3,649,102	0.45	4.86	0.48	4.83
3,128,539	0.45	4.17	0.50	4.12
2,458,316	0.45	2.22	0.50	2.17

$4,853,186	0.23%	0.06%	0.23%	0.06%
8,402,541	0.24	0.59	0.24	0.59
1,915,386	0.20	3.04	0.23	3.01
784,556	0.20	5.10	0.23	5.07
434,248	0.20	4.34	0.25	4.29
419,167	0.20	2.37	0.25	2.32

$2,567,309	0.28%	0.01%	0.33%	(0.04)%
2,875,035	0.34	0.49	0.34	0.49
461,342	0.30	3.16	0.33	3.13
442,701	0.30	5.01	0.33	4.98
19,271	0.30	4.90	0.35	4.85

First American Funds 2010 Semiannual Report   27

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[5]

Prime Obligations Fund
Class A
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.007	(0.007)	1.00	0.67	[6]
2008[2]	1.00	0.031	(0.031)	1.00	3.17
2007[2]	1.00	0.046	(0.046)	1.00	4.70
2006[2]	1.00	0.038	(0.038)	1.00	3.88
2005[3]	1.00	0.017	(0.017)	1.00	1.75
Class B
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.004	(0.004)	1.00	0.45	[6]
2008[2]	1.00	0.026	(0.026)	1.00	2.70
2007[2]	1.00	0.042	(0.042)	1.00	4.23
2006[2]	1.00	0.034	(0.034)	1.00	3.42
2005[3]	1.00	0.013	(0.013)	1.00	1.33
Class C
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.004	(0.004)	1.00	0.45	[6]
2008[2]	1.00	0.027	(0.027)	1.00	2.71
2007[2]	1.00	0.042	(0.042)	1.00	4.26
2006[2]	1.00	0.034	(0.034)	1.00	3.42
2005[3]	1.00	0.013	(0.013)	1.00	1.33
Class D
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.008	(0.008)	1.00	0.79	[6]
2008[2]	1.00	0.033	(0.033)	1.00	3.32
2007[2]	1.00	0.048	(0.048)	1.00	4.86
2006[2]	1.00	0.040	(0.040)	1.00	4.04
2005[3]	1.00	0.019	(0.019)	1.00	1.89
Class I
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.010	(0.010)	1.00	0.98	[6]
2008[2]	1.00	0.035	(0.035)	1.00	3.56
2007[2]	1.00	0.050	(0.050)	1.00	5.10
2006[2]	1.00	0.042	(0.042)	1.00	4.28
2005[3]	1.00	0.021	(0.021)	1.00	2.10
Class Y
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.009	(0.009)	1.00	0.92	[6]
2008[2]	1.00	0.034	(0.034)	1.00	3.48
2007[2]	1.00	0.049	(0.049)	1.00	5.02
2006[2]	1.00	0.041	(0.041)	1.00	4.20
2005[3]	1.00	0.020	(0.020)	1.00	2.03
Class Z
2010[1]	$1.00	$0.001	$(0.001)	$1.00	0.06%
2009[2]	1.00	0.012	(0.012)	1.00	1.18	[6]
2008[2]	1.00	0.037	(0.037)	1.00	3.77
2007[2]	1.00	0.052	(0.052)	1.00	5.31
2006[2]	1.00	0.044	(0.044)	1.00	4.49
2005[3]	1.00	0.023	(0.023)	1.00	2.29
Institutional Investor Class
2010[1]	$1.00	$—	$—	$1.00	0.02%
2009[2]	1.00	0.011	(0.011)	1.00	1.08	[6]
2008[2]	1.00	0.036	(0.036)	1.00	3.66
2007[2]	1.00	0.051	(0.051)	1.00	5.20
2006[4]	1.00	0.020	(0.020)	1.00	2.05

[1]	For the six-month period ended February 28, 2010 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[5]	Total return would have been lower had certain expenses not been waived.

[6]	The impact on total return due to the reimbursement from affiliate was less than 0.01% (note 6).

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2010 Semiannual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$1,398,177	0.35%	0.00%	0.78%	(0.43)%
1,676,718	0.76	0.71	0.81	0.66
2,315,088	0.78	3.08	0.78	3.08
2,048,485	0.78	4.60	0.78	4.60
1,707,450	0.78	3.81	0.79	3.80
1,143,508	0.78	1.86	0.80	1.84

$1,168	0.35%	0.00%	1.23%	(0.88)%
1,439	1.02	0.48	1.27	0.23
5,610	1.23	2.63	1.23	2.63
11,789	1.23	4.16	1.23	4.16
11,769	1.23	3.40	1.24	3.39
10,605	1.23	1.38	1.25	1.36

$2,477	0.35%	0.00%	1.23%	(0.88)%
3,312	0.98	0.43	1.26	0.15
5,060	1.23	2.65	1.23	2.65
10,545	1.23	4.18	1.23	4.18
14,486	1.23	3.41	1.24	3.40
12,551	1.23	1.39	1.25	1.37

$1,696,718	0.35%	0.00%	0.63%	(0.28)%
2,473,134	0.64	0.71	0.66	0.69
1,936,019	0.63	3.07	0.63	3.07
1,102,093	0.63	4.76	0.63	4.76
965,305	0.63	4.00	0.64	3.99
686,779	0.63	2.04	0.65	2.02

$2,447,706	0.36%	0.00%	0.43%	(0.07)%
5,275,495	0.45	0.81	0.46	0.80
1,608,965	0.40	3.49	0.43	3.46
1,652,385	0.40	4.98	0.43	4.95
1,932,477	0.40	4.16	0.44	4.12
1,979,318	0.40	2.29	0.45	2.24

$4,426,868	0.35%	0.00%	0.48%	(0.13)%
7,249,566	0.51	0.89	0.51	0.89
8,092,898	0.48	3.35	0.48	3.35
6,189,316	0.48	4.90	0.48	4.90
5,900,840	0.48	4.15	0.49	4.14
4,943,677	0.48	2.18	0.50	2.16

$13,157,033	0.23%	0.11%	0.23%	0.11%
13,745,864	0.25	1.03	0.26	1.02
8,864,378	0.20	3.49	0.23	3.46
6,100,756	0.20	5.19	0.23	5.16
5,095,307	0.20	4.48	0.24	4.44
3,794,421	0.20	2.44	0.25	2.39

$1,016,868	0.32%	0.04%	0.34%	0.02%
1,693,975	0.35	0.95	0.36	0.94
1,354,758	0.30	3.64	0.33	3.61
777,714	0.30	5.09	0.33	5.06
228,587	0.30	4.93	0.34	4.89

First American Funds 2010 Semiannual Report   29

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[5]

Tax Free Obligations Fund
Class A
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.004	(0.004)	1.00	0.47
2008[2]	1.00	0.018	(0.018)	1.00	1.86
2007[2]	1.00	0.029	(0.029)	1.00	2.94
2006[2]	1.00	0.024	(0.024)	1.00	2.45
2005[3]	1.00	0.012	(0.012)	1.00	1.22
Class D
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.005	(0.005)	1.00	0.52
2008[2]	1.00	0.020	(0.020)	1.00	2.01
2007[2]	1.00	0.031	(0.031)	1.00	3.09
2006[2]	1.00	0.026	(0.026)	1.00	2.61
2005[3]	1.00	0.013	(0.013)	1.00	1.36
Class Y
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.006	(0.006)	1.00	0.59
2008[2]	1.00	0.021	(0.021)	1.00	2.17
2007[2]	1.00	0.032	(0.032)	1.00	3.25
2006[2]	1.00	0.027	(0.027)	1.00	2.76
2005[3]	1.00	0.015	(0.015)	1.00	1.50
Class Z
2010[1]	$1.00	$—	$—	$1.00	0.01%
2009[2]	1.00	0.008	(0.008)	1.00	0.80
2008[2]	1.00	0.024	(0.024)	1.00	2.42
2007[2]	1.00	0.035	(0.035)	1.00	3.51
2006[2]	1.00	0.030	(0.030)	1.00	3.02
2005[3]	1.00	0.017	(0.017)	1.00	1.73
Institutional Investor Class
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.007	(0.007)	1.00	0.70
2008[2]	1.00	0.023	(0.023)	1.00	2.32
2007[2]	1.00	0.034	(0.034)	1.00	3.40
2006[4]	1.00	0.014	(0.014)	1.00	1.37

[1]	For the six-month period ended February 28, 2010 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[5]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2010 Semiannual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$102,090	0.26%	0.00%	0.80%	(0.54)%
124,530	0.63	0.60	0.83	0.40
255,762	0.75	1.80	0.79	1.76
172,416	0.75	2.90	0.80	2.85
172,800	0.75	2.43	0.80	2.38
128,245	0.75	1.27	0.80	1.22

$34,499	0.26%	0.00%	0.66%	(0.40)%
48,884	0.57	0.64	0.68	0.53
159,924	0.60	1.75	0.64	1.71
51,119	0.60	3.05	0.65	3.00
47,306	0.60	2.60	0.65	2.55
15,693	0.60	1.49	0.65	1.44

$632,957	0.26%	0.00%	0.50%	(0.24)%
753,405	0.49	0.69	0.53	0.65
1,281,930	0.45	2.12	0.49	2.08
1,197,152	0.45	3.20	0.50	3.15
884,041	0.45	2.71	0.50	2.66
875,414	0.45	1.62	0.50	1.57

$458,432	0.23%	0.03%	0.25%	0.01%
731,472	0.27	0.75	0.28	0.74
644,429	0.20	2.52	0.24	2.48
923,878	0.20	3.46	0.25	3.41
711,489	0.20	2.99	0.25	2.94
606,603	0.20	1.87	0.25	1.82

$10,042	0.24%	0.00%	0.35%	(0.11)%
15,211	0.37	0.80	0.38	0.79
41,342	0.30	2.31	0.34	2.27
35,327	0.30	3.35	0.35	3.30
10,092	0.30	3.26	0.35	3.21

First American Funds 2010 Semiannual Report   31

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[6]

Treasury Obligations Fund
Class A
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.001	(0.001)	1.00	0.07
2008[2]	1.00	0.023	(0.023)	1.00	2.30
2007[2]	1.00	0.045	(0.045)	1.00	4.55
2006[2]	1.00	0.037	(0.037)	1.00	3.79
2005[3]	1.00	0.016	(0.016)	1.00	1.65
Class D
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.001	(0.001)	1.00	0.11
2008[2]	1.00	0.024	(0.024)	1.00	2.45
2007[2]	1.00	0.046	(0.046)	1.00	4.71
2006[2]	1.00	0.039	(0.039)	1.00	3.95
2005[3]	1.00	0.018	(0.018)	1.00	1.79
Class Y
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.002	(0.002)	1.00	0.18
2008[2]	1.00	0.027	(0.027)	1.00	2.60
2007[2]	1.00	0.048	(0.048)	1.00	4.86
2006[2]	1.00	0.040	(0.040)	1.00	4.10
2005[3]	1.00	0.019	(0.019)	1.00	1.93
Class Z
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.004	(0.004)	1.00	0.36
2008[2]	1.00	0.028	(0.028)	1.00	2.86
2007[2]	1.00	0.051	(0.051)	1.00	5.13
2006[2]	1.00	0.043	(0.043)	1.00	4.36
2005[3]	1.00	0.021	(0.021)	1.00	2.16
Institutional Investor Class
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.003	(0.003)	1.00	0.28
2008[2]	1.00	0.027	(0.027)	1.00	2.75
2007[2]	1.00	0.049	(0.049)	1.00	5.02
2006[4]	1.00	0.020	(0.020)	1.00	2.00
Reserve Class
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.001	(0.001)	1.00	0.06
2008[2]	1.00	0.024	(0.024)	1.00	2.11
2007[2]	1.00	0.043	(0.043)	1.00	4.35
2006[2]	1.00	0.035	(0.035)	1.00	3.60
2005[5]	1.00	—	—	1.00	0.01

[1]	For the six-month period ended February 28, 2010 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[5]	Reserve Class shares have been offered since August 31, 2005. All ratios for the period have been annualized, except total return.

[6]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2010 Semiannual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$973,788	0.18%	0.00%	0.78%	(0.60)%
940,369	0.53	0.09	0.79	(0.17)
1,391,961	0.75	2.34	0.78	2.31
1,719,685	0.75	4.46	0.78	4.43
1,496,419	0.75	3.76	0.79	3.72
1,174,750	0.75	1.77	0.80	1.72

$2,860,827	0.18%	0.00%	0.63%	(0.45)%
3,411,407	0.50	0.15	0.64	0.01
6,868,518	0.60	2.45	0.63	2.42
7,232,055	0.60	4.61	0.63	4.58
6,051,333	0.60	3.93	0.64	3.89
4,779,060	0.60	1.93	0.65	1.88

$3,830,665	0.18%	0.00%	0.48%	(0.30)%
4,692,210	0.41	0.19	0.49	0.11
5,482,050	0.45	2.62	0.48	2.59
6,143,979	0.45	4.75	0.48	4.72
5,395,566	0.45	4.14	0.49	4.10
3,178,640	0.45	2.10	0.50	2.05

$1,189,373	0.18%	0.00%	0.23%	(0.05)%
1,926,914	0.23	0.38	0.24	0.37
3,713,560	0.20	2.74	0.23	2.71
2,596,399	0.20	4.98	0.23	4.95
877,206	0.20	4.29	0.24	4.25
646,481	0.20	2.45	0.25	2.40

$537,926	0.17%	0.00%	0.33%	(0.16)%
526,060	0.31	0.32	0.34	0.29
766,652	0.30	2.68	0.33	2.65
693,614	0.30	4.89	0.33	4.86
437,586	0.30	4.87	0.34	4.83

$411,897	0.18%	0.00%	0.98%	(0.80)%
602,332	0.56	0.08	0.99	(0.35)
973,250	0.93	2.13	0.98	2.08
1,167,569	0.94	4.27	0.98	4.23
1,361,851	0.94	3.57	0.99	3.52
1,033,467	0.94	2.60	1.00	2.54

First American Funds 2010 Semiannual Report   33

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[5]

U.S. Treasury Money Market Fund
Class A
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.001	(0.001)	1.00	0.08
2008[2]	1.00	0.020	(0.020)	1.00	2.00
2007[2]	1.00	0.043	(0.043)	1.00	4.31
2006[2]	1.00	0.035	(0.035)	1.00	3.56
2005[3]	1.00	0.015	(0.015)	1.00	1.49
Class D
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.001	(0.001)	1.00	0.12
2008[2]	1.00	0.021	(0.021)	1.00	2.15
2007[2]	1.00	0.044	(0.044)	1.00	4.47
2006[2]	1.00	0.037	(0.037)	1.00	3.71
2005[3]	1.00	0.016	(0.016)	1.00	1.63
Class Y
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.002	(0.002)	1.00	0.16
2008[2]	1.00	0.023	(0.023)	1.00	2.30
2007[2]	1.00	0.046	(0.046)	1.00	4.62
2006[2]	1.00	0.038	(0.038)	1.00	3.87
2005[3]	1.00	0.017	(0.017)	1.00	1.75
Class Z
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.003	(0.003)	1.00	0.27
2008[2]	1.00	0.025	(0.025)	1.00	2.56
2007[2]	1.00	0.048	(0.048)	1.00	4.88
2006[2]	1.00	0.041	(0.041)	1.00	4.15
2005[3]	1.00	0.020	(0.020)	1.00	2.00
Institutional Investor Class
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[2]	1.00	0.002	(0.002)	1.00	0.22
2008[2]	1.00	0.024	(0.024)	1.00	2.46
2007[2]	1.00	0.047	(0.047)	1.00	4.78
2006[4]	1.00	0.019	(0.019)	1.00	1.91

[1]	For the six-month period ended February 28, 2010 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period from October 25, 2004, when the class of shares was first offered, to August 31, 2005. All ratios for the period have been annualized, except total return.

[4]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[5]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2010 Semiannual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$61,849	0.11%	0.00%	0.82%	(0.71)%
62,194	0.44	0.11	0.77	(0.22)
89,497	0.75	1.64	0.80	1.59
17,727	0.75	4.25	0.82	4.18
66,783	0.75	3.96	0.84	3.87
5,229	0.75	1.51	0.82	1.44

$115,543	0.11%	0.00%	0.67%	(0.56)%
133,882	0.42	0.16	0.64	(0.06)
321,431	0.60	2.09	0.65	2.04
230,031	0.60	4.37	0.67	4.30
188,499	0.60	3.62	0.69	3.53
630,430	0.60	2.34	0.67	2.27

$388,785	0.11%	0.00%	0.52%	(0.41)%
426,875	0.36	0.18	0.50	0.04
570,751	0.45	2.22	0.50	2.17
462,391	0.45	4.53	0.52	4.46
355,081	0.45	3.91	0.54	3.82
201,687	0.45	2.08	0.52	2.01

$52,835	0.12%	0.00%	0.26%	(0.14)%
237,487	0.23	0.30	0.25	0.28
219,278	0.20	2.33	0.25	2.28
117,843	0.20	4.80	0.27	4.73
124,961	0.20	4.66	0.29	4.57
1	0.20	2.37	0.27	2.30

$81,138	0.11%	0.00%	0.37%	(0.26)%
149,648	0.29	0.22	0.36	0.15
125,216	0.30	1.68	0.35	1.63
2,452	0.30	4.69	0.37	4.62
16,084	0.30	4.68	0.39	4.59

First American Funds 2010 Semiannual Report   35

Notes toFinancial Statements	(unaudited as to February 28, 2010), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. Class B and Class C shares of Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or for Class C shares, in establishing a systematic exchange program that will be used to purchase Class C shares of those funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the six-month period ended February 28, 2010, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or

36   First American Funds 2010 Semiannual Report

comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.

As of February 28, 2010, each fund’s investments in securities were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Fair Value

Government Obligations Fund
U.S. Government Agency Obligations	$—	$7,229,606	$—	$7,229,606
FDIC Insured Corporate Notes	—	675,000	—	675,000
U.S. Treasury Obligation	—	100,607	—	100,607
Repurchase Agreements	—	7,908,364	—	7,908,364

Total Investments	$—	$15,913,577	$—	$15,913,577

Prime Obligations Fund
Commercial Paper	$—	$7,452,516	$—	$7,452,516
Certificates of Deposit	—	5,518,404	—	5,518,404
U.S. Government Agency Obligations	—	2,896,468	—	2,896,468
Corporate Notes	—	1,956,280	—	1,956,280
FDIC Insured Corporate Notes	—	743,565	—	743,565
Money Market Funds	568,533	—	—	568,533
Time Deposits	—	478,110	—	478,110
Master Note	—	400,000	—	400,000
U.S. Treasury Obligation	—	100,607	—	100,607
Repurchase Agreements	—	4,022,160	—	4,022,160

Total Investments	$568,533	$23,568,110	$—	$24,136,643

Tax Free Obligations Fund
Municipal Notes and Bonds	$—	$1,173,419	$—	$1,173,419
U.S. Government Agency Obligation	—	30,481	—	30,481

Total Investments	$—	$1,203,900	$—	$1,203,900

Treasury Obligations Fund
U.S. Treasury Obligations	$—	$4,075,395	$—	$4,075,395
FDIC Insured Corporate Notes	—	109,288	—	109,288
Repurchase Agreements	—	5,925,164	—	5,925,164

Total Investments	$—	$10,109,847	$—	$10,109,847

U.S. Treasury Money Market Fund
U.S. Treasury Obligations	$—	$700,084	$—	$700,084
Money Market Fund	1	—	—	1

Total Investments	$1	$700,084	$—	$700,085

Refer to the Schedule of Investments for further security classification.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At February 28, 2010, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. None of the funds held illiquid securities at February 28, 2010.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders.

First American Funds 2010 Semiannual Report   37

Notes toFinancial Statements	(unaudited as to February 28, 2010), all dollars and shares are rounded to thousands (000)

Accordingly, no provision for federal income taxes is required.

As of February 28, 2010 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2010 (estimated) and fiscal year ended August 31, 2009 (adjusted by dividends payable as of February 28, 2010 and August 31, 2009) were as follows:

	February 28, 2010

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$3,660	$—	$—	$3,660
Prime Obligations Fund	10,160	—	—	10,160
Tax Free Obligations Fund	—	165	—	165
Treasury Obligations Fund	25	—	—	25
U.S. Treasury Money Market Fund	—	—	—	—

	August 31, 2009

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$141,953	$—	$—	$141,953
Prime Obligations Fund	308,417	—	—	308,417
Tax Free Obligations Fund	655	18,184	71	18,910
Treasury Obligations Fund	55,109	—	—	55,109
U.S. Treasury Money Market Fund	4,332	—	—	4,332

As of August 31, 2009, the funds’ most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated
	Undistributed	Undistributed	Undistributed	Capital and		Total
	Ordinary	Tax Exempt	Long Term	Post-October	Unrealized	Accumulated
Fund	Income	Income	Capital Gains	Losses	Appreciation	Earnings

Government Obligations Fund	$1,357	$—	$—	$(100)	$—	$1,257
Prime Obligations Fund	3,086	—	—	(418)	—	2,668
Tax Free Obligations Fund	—	186	—	—	—	186
Treasury Obligations Fund	38	—	—	(77)	—	(39)
U.S. Treasury Money Market Fund	51	—	—	—	—	51

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2009 and the deferral of wash sale losses.

As of August 31, 2009, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2010	2011	2012	2013	2014	2015	2016	2017	Total

Government Obligations Fund	$—	$—	$—	$—	$—	$(14)	$—	$—	$(14)
Prime Obligations Fund	—	—	—	—	—	(346)	—	(72)	(418)
Treasury Obligations Fund	—	—	—	—	(20)	(57)	—	—	(77)

Government Obligations Fund incurred a loss of $86 for tax purposes, for the period from November 1, 2008 to August 31, 2009. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2010.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase

38   First American Funds 2010 Semiannual Report

agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, Treasury Obligations Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act of 1940. As of February 28, 2010, Treasury Obligations Fund had securities on loan with a total value of $299,645.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees of up to 25% of each fund’s net income from securities lending transactions and pays half of such fees to FAF Advisors for certain securities lending services provided by FAF Advisors. For the six-month period ended February 28, 2010, Treasury Obligations Fund paid $20 to U.S. Bank for serving as the securities lending agent. The fund’s income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2010.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2010 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a

First American Funds 2010 Semiannual Report   39

Notes toFinancial Statements	(unaudited as to February 28, 2010), all dollars and shares are rounded to thousands (000)

monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets. At September 1, 2008 FAF Advisors had agreed to waive fees and reimburse other fund expenses so that total fund operating expenses (excluding fees paid for participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds), as a percentage of average daily net assets, would not exceed the following amounts:

	Share Class

								Institutional
Fund	A	B	C	D	I	Y	Z	Investor	Reserve

Government Obligations Fund	0.75%	—%	—%	0.60%	—%	0.45%	0.20%	0.30%	—%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.30	—
Tax Free Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—
Treasury Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	0.94
U.S. Treasury Money Market Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the Board of Directors approved the termination of these fee waivers and reimbursements. However, the advisor agreed to waive or reimburse certain fees and expenses and the Board of Directors approved the suspension or reduction of 12b-1 fee payments, as needed, to prevent each fund’s yield for each share class from falling below 0%. Waivers and reimbursements by the advisor are voluntary and may be terminated at any time by the advisor. In order to maintain this minimum yield, FAF Advisors voluntarily waived or reimbursed investment advisory fees of $272 for U.S. Treasury Money Market Fund during the six-month period ended February 28, 2010.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services. In order to maintain minimum yields for each fund, FAF Advisors voluntarily waived or reimbursed administration fees of $418, $162, $162, $3,536 and $362 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2010.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of- pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $2,551, $2,977, $164,

40   First American Funds 2010 Semiannual Report

$4,422, and $165 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2010.

Under the distribution agreement, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended February 28, 2010:

Fund	Amount

Government Obligations Fund	$83
Prime Obligations Fund	378
Tax Free Obligations Fund	3
Treasury Obligations Fund	163
U.S. Treasury Money Market Fund	—

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors, under which FAF Advisors has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, FAF Advisors voluntarily waived or reimbursed shareholder servicing fees of $8,693, $7,950, $949, $11,236, and $776 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2010.

Under this shareholder servicing plan and agreement, the following amounts were paid to FAF Advisors for the six-month period ended February 28, 2010 after waivers:

Fund	Amount

Government Obligations Fund	$3,485
Prime Obligations Fund	7,525
Tax Free Obligations Fund	107
Treasury Obligations Fund	287
U.S. Treasury Money Market Fund	9

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended February 28, 2010, legal fees and expenses of $10 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the six-month period ended February 28, 2010, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing shares of Prime Obligations Fund were $4.

Prime Obligations Fund Class B shares converted to Class A shares (reflected as proceeds from sales of Class A shares and payments for redemptions of Class B shares) during the six-month period ended February 28, 2010 and the fiscal year ended August 31, 2009 in the amount of 132 and 305 shares, respectively.

4 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in five different types of municipal securities. At February 28, 2010, the percentage of portfolio investments by each category was as follows:

Tax Free
Obligations
Fund

Weekly Variable Rate Demand Notes	78.6%
Daily Variable Rate Demand Notes	7.6
Other Municipal Notes & Bonds	5.9
Commercial Paper & Put Bonds	5.4
Taxable Overnight Agency Discount Notes	2.5

100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At

First American Funds 2010 Semiannual Report   41

Notes toFinancial Statements	(unaudited as to February 28, 2010), all dollars and shares are rounded to thousands (000)

February 28, 2010, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free
Obligations
Fund

Revenue Bonds	91.7%
General Obligations	5.8
Tax and Revenue Anticipation Notes	2.5

100.0%

The implied credit ratings of all portfolio holdings as a percentage of total value of investments at February 28, 2010, were as follows:

Tax Free
Obligations
Standard & Poor’s/Moody’s/Fitch Ratings	Fund

AAA	50.9%
AA	39.3
A	9.8

100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security the lowest rating is used, unless ratings are provided by all three agencies, in which case the middle rating is used.

5 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6 >	Reimbursement from Affiliate

On September 17, 2008, Prime Obligations Fund redeemed 675,000 shares of the Primary Fund, a series of the Reserve Fund, at a net asset value of $1.00 per share. Subsequent to such redemption and before any redemption proceeds were paid to Prime Obligation Fund, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. On October 7, 2008 an affiliate of the funds’ advisor purchased Prime Obligations Fund’s receivable for its redemption of Primary Fund shares. This receivable was purchased for cash at a net asset value of $1.00 per share redeemed plus accrued interest. The amount of $10,193 shown in Prime Obligation Fund’s Statement of Changes in Net Assets as a reimbursement from affiliate is equal to the difference between the net realizable value determined through a fair value estimation of the proceeds from Prime Obligations Fund’s redemption of the Reserve Fund shares at purchase date and the cash received from the affiliate.

7 >	Treasury Temporary Guarantee Program

At the inception of the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”), Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund elected to participate in the Program for the three-month period ended December 18, 2008. When the Secretary of the Treasury extended the Program through April 30, 2009, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund elected to continue their participation in the Program through that date. Treasury Obligations Fund and U.S. Treasury Money Market Fund discontinued their participation in the Program effective December 19, 2008. On March 31, 2009, the Treasury announced the further extension of its Temporary Guarantee Program for Money Market Funds until September 18, 2009, at which time the Program terminated for all money market funds. Prime Obligations Fund and Tax Free Obligations Fund elected to continue their participation in the Program for the period from May 1, 2009 through September 18, 2009. Government Obligations Fund discontinued its participation in the program effective May 1, 2009.

The Program sought to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Participation in the Program for the three-month period ended December 18, 2008 required a payment to the Treasury in the amount of 0.010% of the net asset value of the respective fund as of September 19, 2008. The continued participation of Government Obligations, Prime Obligations Fund and Tax Free Obligations Fund in the Program through April 30, 2009 required an additional payment to the Treasury of 0.015% of the net asset value of the respective fund as of September 19, 2008. The continued participation of Prime Obligations Fund and Tax Free Obligations Fund through September 18, 2009 required an additional payment to the Treasury in the amount of 0.015% of the net asset value of each of the participating funds as of September 19, 2008. Each fund bore the expense of its participation in the Program without regard to any fee waivers or expense limitations in effect for the funds during the period. Payments made were amortized over the period of the participation in the Program and are reflected in the Statements of Operations.

8 >	New Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standard Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires the funds to disclose i) the input and valuation techniques used to measure fair value, for both recurring and nonrecurring fair value measurements for

42   First American Funds 2010 Semiannual Report

Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time management is evaluating the implications of the update and the impact to the financial statements.

On February 23, 2010, the SEC adopted amendments to rules under the 1940 Act that impact investment and reporting requirements for money market funds. At this time management is evaluation the amendments; however it is not expected that they will have a material impact on the funds’ financial statements.

First American Funds 2010 Semiannual Report   43

Notice toSHAREHOLDERS

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1.800.SEC.0330.

MONTHLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a monthly basis. The funds will attempt to post such information within 10 business days of the calendar month end.

44   First American Funds 2010 Semiannual Report

Board of Directors  First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.
Governance Consultant; Chair Emeritus of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202
CUSTODIAN U.S. Bank National Association 60 Livingston Avenue St. Paul, Minnesota 55101 DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit FirstAmericanFunds.com.

0058-10  4/2010  SAR-MONEY

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: April 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: April 29, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: April 29, 2010